                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:  88-7972

Exact name of registrant as specified in charter:  Delaware Group Adviser Funds

Address of principal executive offices:
2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:
Richelle S. Maestro, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant's telephone number, including area code:  (800) 523-1918

Date of fiscal year end:  October 31

Date of reporting period:  April 30, 2005

Item 1.  Reports to Stockholders

                                            Delaware
                                            Investments(R)
                                            -----------------------------------
FIXED INCOME                                A member of Lincoln Financial Group













SEMIANNUAL REPORT APRIL 30, 2005
--------------------------------------------------------------------------------
                  DELAWARE DIVERSIFIED INCOME FUND





















[LOGO]
POWERED BY RESEARCH.(SM)

TABLE
  OF CONTENTS

---------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES                                        1
---------------------------------------------------------------------
SECTOR ALLOCATION                                                  2
---------------------------------------------------------------------
FINANCIAL STATEMENTS:

   Statement of Net Assets                                         3

   Statement of Assets and Liabilities                            13

   Statement of Operations                                        14

   Statements of Changes in Net Assets                            15

   Financial Highlights                                           16

   Notes to Financial Statements                                  21
---------------------------------------------------------------------
OTHER FUND INFORMATION                                            25
---------------------------------------------------------------------












    Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

    Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor.

(C) 2005 Delaware Distributors, L.P.

DISCLOSURE                     For the Period November 1, 2004 to April 30, 2005
  OF FUND EXPENSES

As a shareholder of the fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2004 to April 30, 2005.

ACTUAL EXPENSES
The first section of the table shown, "Actual Fund Return," provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund's actual expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

DELAWARE DIVERSIFIED INCOME FUND
EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000

                                                                                                  Expenses
                                                           Beginning    Ending                   Paid During
                                                            Account     Account       Annualized   Period
                                                             Value       Value          Expense   11/1/04 to
                                                            11/1/04     4/30/05          Ratio     4/30/05*
-------------------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                                                    $1,000.00   $1,020.30         1.00%      $5.01
Class B                                                     1,000.00    1,015.50         1.75%       8.75
Class C                                                     1,000.00    1,016.60         1.75%       8.75
Class R                                                     1,000.00    1,018.60         1.35%       6.76
Institutional Class                                         1,000.00    1,021.70         0.75%       3.76
-------------------------------------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (5% return before expenses)
Class A                                                    $1,000.00   $1,019.74         1.00%      $5.01
Class B                                                     1,000.00    1,016.02         1.75%       8.75
Class C                                                     1,000.00    1,016.02         1.75%       8.75
Class R                                                     1,000.00    1,018.00         1.35%       6.76
Institutional Class                                         1,000.00    1,020.98         0.75%       3.76
-------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

SECTOR ALLOCATION                                           As of April 30, 2005
  DELAWARE DIVERSIFIED INCOME FUND

The SEC adopted a requirement that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semiannual shareholder reports, whether or not a schedule of investments is utilized. The following chart lists the Fund's categories of portfolio holdings as a percentage of total net assets and is provided in compliance with such requirement.

                                                            PERCENTAGE
SECTOR                                                     OF NET ASSETS
---------------------------------------------------------------------------
AGENCY ASSET-BACKED SECURITIES                                  1.24%
---------------------------------------------------------------------------
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS                      2.06%
---------------------------------------------------------------------------
AGENCY MORTGAGE-BACKED SECURITIES                              12.70%
---------------------------------------------------------------------------
AGENCY OBLIGATIONS                                              4.14%
---------------------------------------------------------------------------
ASSET-BACKED SECURITIES                                         1.47%
---------------------------------------------------------------------------
COLLATERALIZED BOND OBLIGATIONS                                 0.18%
---------------------------------------------------------------------------
COLLATERALIZED DEBT OBLIGATION                                  0.10%
---------------------------------------------------------------------------
COMMERCIAL MORTGAGE-BACKED SECURITIES                           2.73%
---------------------------------------------------------------------------
CORPORATE BONDS                                                35.09%
---------------------------------------------------------------------------
Aerospace & Defense                                             0.24%

Automobiles & Automotive Parts                                  0.45%

Banking, Finance & Insurance                                    6.17%

Buildings & Materials                                           0.56%

Business Services                                               0.21%

Cable, Media & Publishing                                       3.68%

Chemicals                                                       0.89%

Consumer Products                                               0.16%

Consumer Services                                               0.32%

Electronics & Electrical Equipment                              0.26%

Energy                                                          1.81%

Environmental Services                                          0.72%

Food, Beverage & Tobacco                                        2.22%

Healthcare & Pharmaceuticals                                    1.20%

Industrial Machinery                                            0.37%

Leisure, Lodging & Entertainment                                2.25%

Metals & Mining                                                 0.10%

Miscellaneous                                                   0.12%

Packaging & Containers                                          0.75%

Paper & Forest Products                                         2.16%

Real Estate                                                     0.44%

Retail                                                          0.30%

Telecommunications                                              3.84%

Textiles, Apparel & Furniture                                   0.21%

Transportation & Shipping                                       2.28%

Utilities                                                       3.38%
---------------------------------------------------------------------------
FOREIGN AGENCIES                                                1.13%
---------------------------------------------------------------------------
REGIONAL AGENCIES                                               1.32%
---------------------------------------------------------------------------
Australia                                                       0.39%
Canada                                                          0.93%

                                                            PERCENTAGE
SECTOR                                                     OF NET ASSETS
---------------------------------------------------------------------------
SOVEREIGN AGENCIES                                              2.67%
---------------------------------------------------------------------------
Canada                                                          0.39%

Japan                                                           2.28%
---------------------------------------------------------------------------
SOVEREIGN DEBT                                                 11.83%
---------------------------------------------------------------------------
Argentina                                                       0.24%

Austria                                                         0.61%

Belgium                                                         0.70%

El Salvador                                                     0.38%

France                                                          1.19%

Germany                                                         2.78%

Italy                                                           1.27%

Mexico                                                          0.07%

Netherlands                                                     0.33%

Norway                                                          0.19%

Poland                                                          1.47%

Russia                                                          0.18%

Sweden                                                          0.74%

United Kingdom                                                  1.23%

Venezuela                                                       0.45%
---------------------------------------------------------------------------
SUPRANATIONAL BANKS                                             0.62%
---------------------------------------------------------------------------
MUNICIPAL BONDS                                                 1.09%
---------------------------------------------------------------------------
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS                  3.83%
---------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS                                      13.30%
---------------------------------------------------------------------------
CALL OPTION                                                     0.04%
---------------------------------------------------------------------------
COMMON STOCK                                                    0.04%
---------------------------------------------------------------------------
PREFERRED STOCK                                                 0.11%
---------------------------------------------------------------------------
WARRANTS                                                        0.00%
---------------------------------------------------------------------------
REPURCHASE AGREEMENTS                                           7.41%
---------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES                              103.10%
---------------------------------------------------------------------------
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS                (3.10%)
---------------------------------------------------------------------------
TOTAL NET ASSETS                                              100.00%
---------------------------------------------------------------------------

                                                DELAWARE DIVERSIFIED INCOME FUND
STATEMENT                                       April 30, 2005 (Unaudited)
  OF NET ASSETS
                                                                        Market
                                                        Principal       Value
                                                      Amount(degree)   (U.S. $)
AGENCY ASSET-BACKED SECURITIES - 1.24%
 oFannie Mae Grantor Trust
    Series 2004-T4 A2 3.93% 2/25/20                       650,000     $  647,549
    Series 2004-T4 A3 4.42% 8/25/24                       795,000        794,489
 oFannie Mae Whole Loan
    Series 2002-W11 AV1 3.19% 11/25/32                    505,039        505,233
 oSLMA Student Loan Trust
    Series 1996-4 A2 3.581% 7/25/09                       170,526        171,549
    Series 1997-2 A2 3.541% 1/25/10                       333,368        333,928
    Series 1997-4 A2 3.691% 10/25/10                       99,033        100,091
    Series 2004-1 A1 3.20% 1/26/15                        756,421        757,005
    Series 2004-3 A3 3.25% 4/25/16                      2,790,000      2,797,401
    Series 2004-6 A2 3.20% 1/25/13                      3,367,743      3,371,606
                                                                      ----------
TOTAL AGENCY ASSET-BACKED SECURITIES
  (cost $9,481,460)                                                    9,478,851
                                                                      ----------
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 2.06%
  Fannie Mae
    Series 1992-51 H 5.00% 4/25/07                        266,860        269,004
    Series 1996-46 ZA 7.50% 11/25/26                      272,351        292,520
    Series 2004-90 PC 5.00% 3/25/27                       424,000        428,305
    Series 2005-1 KZ 5.00% 2/25/35                        713,849        653,301
  Fannie Mae Grantor Trust
    Series 1999-T2 A1 7.50% 1/19/39                        64,524         68,313
    Series 2001-T8 A2 9.50% 7/25/41                       176,277        194,131
    Series 2002-T4 A3 7.50% 12/25/41                      853,192        904,933
    Series 2004-T1 1A2 6.50% 1/25/44                       78,963         82,089
  Fannie Mae Whole Loan
    Series 2003-W18 1A5 4.61% 8/25/43                   1,535,000      1,533,282
    Series 2004-W3 A2 3.75% 5/25/34                     1,460,000      1,450,781
    Series 2004-W9 2A1 6.50% 2/25/44                      666,450        690,211
  Freddie Mac
    Series 2326 ZQ 6.50% 6/15/31                        1,916,730      2,037,461
    Series 2480 EH 6.00% 11/15/31                         298,833        301,882
    Series 2552 KB 4.25% 6/15/27                        2,566,025      2,561,728
    Series 2727 PM 4.50% 1/15/34                          575,000        534,454
    Series 2889 OE 5.00% 1/15/30                          690,000        692,135
    Series 2890 PC 5.00% 7/15/30                          945,000        948,507
    Series 2902 LC 5.50% 12/15/17                         967,011        988,529
  Freddie Mac Structured
    Pass Through Securities
    Series T-56 A2A 2.842% 7/25/36                        198,330        196,803
    Series T-58 1A2 3.108% 5/25/35                        620,501        616,867
    Series T-58 2A 6.50% 9/25/43                          229,892        238,671
  GNMA Series 2002-62 B 4.763% 1/16/25                     45,000         45,394
                                                                      ----------
TOTAL AGENCY COLLATERALIZED MORTGAGE
  OBLIGATIONS (cost $15,713,312)                                      15,729,301
                                                                      ----------
AGENCY MORTGAGE-BACKED SECURITIES - 12.70%
  Fannie Mae
    5.73% 12/1/08                                         352,276        367,908
    6.50% 8/1/17                                          946,030        986,237
    6.765% 1/1/07                                         450,253        463,901
  Fannie Mae Balloon 7 yr 4.50% 11/1/10                   149,977        150,305
  Fannie Mae Relocation 30 yr
    5.00% 11/1/33                                         571,175        572,603
    5.00% 1/1/34                                            9,394          9,397
    5.00% 1/1/34                                          343,783        344,642
    5.00% 8/1/34                                          564,250        564,427
    5.00% 11/1/34                                         674,752        674,963
    5.00% 11/1/34                                         113,122        113,157
    5.00% 4/1/35                                        1,843,226      1,843,802

                                                                        Market
                                                        Principal       Value
                                                      Amount(degree)   (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
  Fannie Mae S.F. 15 yr
    6.00% 4/1/17                               USD        33,663     $    34,915
    6.00% 6/1/17                                           8,498           8,814
  Fannie Mae S.F. 15 yr TBA
    4.50% 5/1/35                                       3,820,000       3,779,413
    5.00% 5/1/20                                       6,490,000       6,536,647
    5.50% 5/1/20                                       6,560,000       6,713,750
  Fannie Mae S.F. 30 yr
    5.00% 9/1/33                                         628,877         624,750
    5.00% 3/1/34                                       1,314,828       1,306,200
    5.00% 3/1/34                                       2,765,931       2,747,780
    5.00% 3/1/35                                       1,693,548       1,678,730
    5.00% 3/1/35                                         509,098         504,643
    5.50% 3/1/29                                         748,894         760,361
    5.50% 4/1/29                                         648,752         658,686
    7.50% 3/1/32                                         187,173         200,450
    7.50% 4/1/32                                         206,918         221,596
    7.50% 6/1/34                                         377,872         404,559
    7.50% 10/1/34                                        153,225         164,238
  Fannie Mae S.F. 30 yr TBA
    5.00% 5/1/35                                       9,740,000       9,645,643
    5.00% 6/1/35                                       3,090,000       3,052,341
    5.00% 7/1/35                                         420,000         413,963
    5.50% 5/1/35                                      19,640,000      19,830,262
    6.00% 5/1/35                                       5,140,000       5,278,138
   6.50% 5/1/34                                        8,795,000       9,146,800
    7.00% 5/1/35                                       3,080,000       3,252,288
    7.50% 5/1/35                                         770,000         824,141
 oFreddie Mac ARM 3.73% 4/1/34                           418,255         424,659
  Freddie Mac Relocation
    30 yr 5.00% 9/1/33                                   398,032         399,152
  Freddie Mac S.F. 20 yr
    5.50% 8/1/24                                       2,214,574       2,244,333
    5.50% 9/1/24                                       4,047,264       4,101,649
  Freddie Mac S.F. 30 yr
    5.50% 11/1/33                                      1,277,375       1,293,741
    6.50% 10/1/33                                        126,690         131,757
    7.00% 11/1/33                                        154,172         162,892
  GNMA S.F. 30 yr
    7.50% 2/15/32                                          2,907           3,123
    9.50% 9/15/17                                         10,304          11,421
    10.00% 7/15/17                                         5,347           6,050
  GNMA S.F. 30 yr TBA 5.00% 4/5/35                     4,505,000       4,496,552
                                                                     -----------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
  (cost $96,602,057)                                                  97,155,779
                                                                     -----------
AGENCY OBLIGATIONS - 4.14%
  Fannie Mae
   ^5.47% 10/9/19                                      7,995,000       3,755,068
    3.125% 12/15/07                                    1,130,000       1,106,903
    3.25% 8/15/08                                        160,000         156,041
    3.375% 12/15/08                                      520,000         507,500
    5.00% 4/15/15                                        640,000         662,198
    5.25% 8/1/12                                       6,855,000       7,114,668
    6.625% 11/15/30                                    1,500,000       1,855,608
  Federal Home Loan Bank 3.50% 9/15/06                   465,000         463,233
^Financing Corporation Principal Strips
    PRN 1 5.00% 5/11/18                                9,480,000       5,098,353
    PRN 15 5.24% 3/7/19                                1,730,000         887,090
  Freddie Mac
    3.75% 8/3/07                                         340,000         337,988
    5.75% 4/15/08                                        150,000         157,322

STATEMENT                                       DELAWARE DIVERSIFIED INCOME FUND
OF NET ASSETS (CONTINUED)

                                                                        Market
                                                        Principal       Value
                                                      Amount(degree)   (U.S. $)
AGENCY OBLIGATIONS (continued)
 ^Residual Funding Principal Strip
    5.062% 10/15/19                            USD      7,400,000     $3,741,425
 ^Resolution Funding Corporation
    Interest Strip
    5.209% 1/15/25                                      8,130,000      3,138,538
    5.24% 10/15/25                                      7,220,000      2,691,067
                                                                      ----------
TOTAL AGENCY OBLIGATIONS (cost $30,726,495)                           31,673,002
                                                                      ----------
ASSET-BACKED SECURITIES - 1.47%
 #ABSC Net Interest Margin Trust
    Series 2004-HE1 A 144A 7.00% 1/17/34                  147,115        146,716
  AmeriCredit Automobile Receivables Trust
    Series 2001-C A4 5.01% 7/14/08                        252,213        253,945
    Series 2001-D A4 4.41% 11/12/08                       671,826        674,911
  Capital One Multi-Asset Execution Trust
    Series 2003-C2 C2 4.32% 4/15/09                        70,000         70,246
 #Cendant Timeshare Receivables Funding
    Series 2004-1A A1 144A 3.67% 5/20/16                  287,915        282,912
 #Chase Funding Net Interest Margin
    Series 2003-6A 144A 5.00% 1/27/35                         220            220
  Citibank Credit Card Issuance Trust
    Series 2003-A7 A7 4.15% 7/7/17                        345,000        331,928
    Series 2004-A4 A4 3.20% 8/24/09                       300,000        294,458
 oCountrywide Asset-Backed Certificates
    Series 2004-S1 A2 3.872% 3/25/20                      860,000        852,175
    Series 2004-9 AF2 3.337% 9/25/23                      405,000        400,715
 #Countrywide Asset-Backed Certificates
    Net Interest Margin Series 2004-1
    144A 6.00% 5/25/34                                     58,103         58,473
 #GSAA Trust Series 2004-4N
    144A 6.25% 5/25/34                                    180,555        180,442
  MBNA Credit Card Master Note Trust
    Series 2001-A1 5.75% 10/15/08                          90,000         91,843
  MBNA Master Credit Card Trust USA
   oSeries 1996-B A 3.214% 8/15/08                        395,000        395,849
   #Series 2000-D C 144A 8.40% 9/15/09                    365,000        393,337
 oMerrill Lynch Mortgage Investors
    Series 2004-WMC5 A2B2 3.37% 7/25/35                   759,000        761,523
    Series 2005-NC1 A2B 3.24% 10/25/35                    290,000        290,301
    Series 2005-WMC1 A2B 3.24% 9/25/35                  1,581,000      1,583,334
  Mid-State Trust
    Series 11 A1 4.864% 7/15/38                            66,306         64,319
    Series 2004-1 A 6.005% 8/15/37                        210,418        212,876
  NationsCredit Grantor Trust
    Series 1997-1A 6.75% 8/15/13                           24,462         24,499
  Navistar Financial Owner Trust
    Series 2002-B A4 3.52% 10/15/09                       285,000        284,494
 oNovastar Home Equity Loan
    Series 2004-4 A2B 3.36% 3/25/35                       840,000        843,002
 oRenaissance Home Equity Loan Trust
    Series 2004-4 AF2 3.856% 2/25/35                      800,000        794,227
 oResidential Asset Mortgage Products
    Series 2004-RS12 AII2 3.25% 12/25/34                  450,000        450,696
    Series 2004-RZ2 AI3 4.30% 1/25/31                     290,000        290,122
 #Sail Net Interest Margin Notes
    Series 2003-10A A 144A 7.50% 10/27/33                  43,529         43,910
 #Sierra Receivables Funding Company
    Series 2003-2A A1 144A 3.03% 12/15/15                 219,876        216,564
  Structured Asset Securities
    Series 2001-SB1 A2 3.375% 8/25/31                     588,374        552,929

                                                                        Market
                                                        Principal       Value
                                                      Amount(degree)   (U.S. $)
ASSET-BACKED SECURITIES (continued)
   WFS Financial Owner Trust
     Series 2002-2 A4 4.50% 2/20/10            USD        420,000     $  422,368
                                                                      ----------
TOTAL ASSET-BACKED SECURITIES
   (cost $11,291,387)                                                 11,263,334
                                                                      ----------
COLLATERALIZED BOND OBLIGATIONS - 0.18%
=@#Alliance Capital Funding
     Series 1 A3 CBO 144A 5.84% 2/15/10                    66,986         66,986
=@#Juniper CBO Series 1999-1A A1
     144A 6.83% 4/15/11                                   226,679        230,363
=@o#Merrill Lynch CBO VII
     Series 1997-C3A 144A 3.428% 3/23/08                  259,752         92,307
=@#Putnam CBO II Series 1A A1
     144A 6.875% 11/8/09                                  136,938        140,010
=@o#RHYNO CBO Delaware
     Series 1997-1 A2 144A 6.33% 9/15/09                  196,498        199,445
=@South Street CBO Series 1999-1A A1
     7.16% 7/1/11                                         125,871        127,440
=@#Travelers Funding Limited CBO
     Series 1A A2 144A 6.35% 2/18/14                      500,000        510,000
                                                                      ----------
TOTAL COLLATERALIZED BOND OBLIGATIONS
   (cost $1,427,135)                                                   1,366,551
                                                                      ----------
COLLATERALIZED DEBT OBLIGATIONS - 0.10%
=@#Magnetite Asset Investor Series 2003-C1
     144A 8.786% 1/31/08                                  750,000        772,050
                                                                      ----------
TOTAL COLLATERALIZED DEBT OBLIGATIONS
   (cost $791,250)                                                       772,050
                                                                      ----------
COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.73%
   Bank of America Commercial Mortgage
     Series 2004-2 A2 3.52% 11/10/38                      300,000        291,153
     Series 2004-5 A3 4.561% 11/10/41                     445,000        442,787
     Series 2005-1 A3 4.877% 11/10/42                   2,820,000      2,866,617
  #Bear Stearns Commercial Mortgage
     Securities 144A Series 2004-ESA E
     5.064% 5/14/16                                     1,355,000      1,375,311
   General Motors Acceptance Corporation
     Commercial Mortgage Securities
     Series 1998-C2 A2 6.42% 5/15/35                      700,000        739,550
  #Hilton Hotel Series 2000 HLTA A1
     144A 7.055% 10/3/15                                  356,404        383,508
   J.P. Morgan Chase Commercial
     Mortgage Securities
     Series 2002-C1 A3 5.376% 7/12/37                   2,630,000      2,737,601
    oSeries 2002-C2 A2 5.05% 12/12/34                   2,465,000      2,515,628
     Series 2003-C1 A2 4.985% 1/12/37                     300,000        305,069
   LB-UBS Commercial Mortgage Trust
     Series 2002-C1 A4 6.462% 3/15/31                     895,000        989,300
     Series 2005-C2 A2 4.821% 4/15/30                     935,000        948,655
   Lehman Brothers Commercial Conduit
     Mortgage Trust Series 1998-C4 A1B
     6.21% 10/15/35                                     2,700,000      2,853,051
  #Meristar Commercial Mortgage Trust
     Series 1999-C1 C 144A 8.29% 3/3/16                   900,000        984,462
   Merrill Lynch Mortgage Trust
    oSeries 2004-BPC1 A3 4.467% 10/12/41                  410,000        405,493
    oSeries 2005-MKB2 A4 5.204% 9/12/42                   800,000        817,685
    #Series 2005-GGP1 E 144A 4.33% 11/15/10               210,000        209,995
    #Series 2005-GGP1 F 144A 4.35% 11/15/10               185,000        184,997

STATEMENT                                       DELAWARE DIVERSIFIED INCOME FUND
  OF NET ASSETS (CONTINUED)

                                                                        Market
                                                        Principal       Value
                                                      Amount(degree)   (U.S. $)
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
  Nomura Asset Securities
    Series 1998-D6 A1B 6.59% 3/15/30           USD       1,080,000   $ 1,146,483
 #Tower Series 2004-2A A 144A
    4.232% 12/15/14                                        695,000       684,325
                                                                     -----------
TOTAL COMMERCIAL MORTGAGE-BACKED
  SECURITIES (cost $21,037,473)                                       20,881,670
                                                                     -----------
CORPORATE BONDS - 35.09%
  Aerospace & Defense - 0.24%
    Armor Holdings 8.25% 8/15/13                         1,750,000     1,863,750
                                                                     -----------
                                                                       1,863,750
                                                                     -----------
Automobiles & Automotive Parts - 0.45%
 #Accuride 144A 8.50% 2/1/15                             1,365,000     1,289,925
 ?Advanced Accessory Holdings
    13.25% 12/15/11                                        360,000        81,000
  Advanced Accessory Systems
    10.75% 6/15/11                                       1,120,000       800,800
 oDaimlerChrysler NA Holding
    3.45% 9/10/07                                          800,000       792,493
  Ford Motor 7.45% 7/16/31                                 600,000       494,296
                                                                     -----------
                                                                       3,458,514
                                                                     -----------
Banking, Finance & Insurance - 6.17%
  Amvescap 4.50% 12/15/09                                  680,000       676,390
o#Banco Santander 144A 3.31% 12/9/09                       545,000       545,320
 #Berkshire Hathaway Finance 144A
   o3.18% 1/11/08                                          690,000       690,760
    4.125% 1/15/10                                         530,000       522,912
o#Bombardier Capital 144A 5.314% 5/30/05                   550,000       549,802
  Citigroup 5.875% 2/22/33                                 785,000       826,027
  Credit Suisse First Boston USA
    6.125% 11/15/11                                        450,000       486,995
  E Trade Financial 8.00% 6/15/11                        1,750,000     1,802,500
 #Erac USA Finance 144A 7.35% 6/15/08                      625,000       678,457
 #Farmers Exchange Capital 144A
    7.05% 7/15/28                                          330,000       349,667
    7.20% 7/15/48                                          550,000       586,616
 #Farmers Insurance Exchange 144A
    6.00% 8/1/14                                           270,000       277,820
    8.625% 5/1/24                                          345,000       426,752
  Ford Motor Credit
    5.625% 10/1/08                                         175,000       165,184
    5.70% 1/15/10                                          150,000       135,707
    7.00% 10/1/13                                          850,000       766,148
  Franklin Resources 3.70% 4/15/08                         250,000       247,612
  General Electric Capital 2.75% 9/25/06                    25,000        24,615
 oGeneral Motors Acceptance Corporation
    4.10% 7/16/07                                          610,000       571,604
  Goldman Sachs 6.345% 2/15/34                             855,000       898,121
  HSBC Bank USA 3.875% 9/15/09                             800,000       781,602
 #Kazkommerts International 144A
    7.00% 11/3/09                                          500,000       496,250
  KFW 4.25% 6/15/10                                      6,370,000     6,384,313
  KFW International Finance
    1.75% 3/23/10                              JPY     767,000,000     7,799,480
  LaBranche & Company
    11.00% 5/15/12                             USD       1,155,000     1,218,525
 #Liberty Mutual 144A
    5.75% 3/15/14                                          195,000       195,051
    7.00% 3/15/34                                          750,000       777,015

                                                                        Market
                                                        Principal       Value
                                                      Amount(degree)   (U.S. $)
CORPORATE BONDS (continued)
Banking, Finance & Insurance (continued)
  Marsh & McLennan
   o3.28% 7/13/07                              USD       490,000     $   487,091
    5.375% 3/15/07                                       770,000         783,801
 oMerrill Lynch 3.770% 3/12/07                           775,000         771,009
  Midland Funding II 11.75% 7/23/05                       70,551          71,934
 #Mizuho Finance 144A 5.79% 4/15/14                      360,000         373,076
  Morgan Stanley
    4.75% 4/1/14                                         290,000         280,800
    5.30% 3/1/13                                          70,000          71,647
 #Nationwide Mutual Insurance 144A
    7.875% 4/1/33                                        305,000         377,372
o#North Front Pass-Through Trust 144A
    5.81% 12/15/24                                     1,100,000       1,130,122
o#Oil Insurance 144A 5.15% 8/15/33                       735,000         743,001
  Popular North America 4.25% 4/1/08                     470,000         470,137
  Popular North America Capital Trust I
    6.564% 9/15/34                                       405,000         442,637
o#Premium Asset Trust Series 2005-2
    144A 2.95% 2/2/07                                    735,000         734,111
o#Rabobank Capital Funding II 144A
    5.26% 12/29/49                                       165,000         166,511
 oRBS Capital Trust I 4.709% 12/29/49                    285,000         275,260
  Regions Financial 6.375% 5/15/12                       500,000         547,126
  Rentenbank 1.375% 4/25/13                    JPY   955,000,000       9,425,738
 #TIAA Global Markets
    144A 2.75% 1/13/06                         USD       230,000         228,158
o#Twin Reefs Pass-Through Trust 144A
    3.91% 12/31/49                                       900,000         905,198
  Wilmington Trust 4.875% 4/15/13                         15,000          14,886
                                                                     -----------
                                                                      47,180,860
                                                                     -----------
  Buildings & Materials - 0.56%
   oCentex 2.993% 8/1/07                                 650,000         651,247
  Interface 10.375% 2/1/10                             1,180,000       1,268,500
  Interline Brands 11.50% 5/15/11                      1,811,000       2,055,486
 #Lone Star Industries 144A 8.85% 6/15/05                305,000         307,162
  York International 6.625% 8/15/06                       10,000          10,309
                                                                     -----------
                                                                       4,292,704
                                                                     -----------
Business Services - 0.21%
  Adesa 7.625% 6/15/12                                 1,310,000       1,283,800
 #Buhrmann US 144A 7.875% 3/1/15                         350,000         343,000
                                                                     -----------
                                                                       1,626,800
                                                                     -----------
Cable, Media & Publishing - 3.68%
jAdelphia Communications
    8.125% 7/15/03                                       975,000         838,500
  American Media Operation
    10.25% 5/1/09                                      2,185,000       2,250,549
  Cenveo
    7.875% 12/1/13                                     1,040,000         980,200
    9.625% 3/15/12                                       225,000         240,750
 #Charter Communications 144A
    5.875% 11/16/09                                      415,000         272,344
  Charter Communications Holdings
    10.75% 10/1/09                                     5,875,000       4,464,999
 #COX Communications 144A
    4.625% 1/15/10                                       380,000         374,762
  CSC Holdings 10.50% 5/15/16                          2,235,000       2,452,912
  Dex Media East 12.125% 11/15/12                          7,000           8,269
  Dex Media West 9.875% 8/15/13                        1,280,000       1,427,200

STATEMENT                                       DELAWARE DIVERSIFIED INCOME FUND
OF NET ASSETS (CONTINUED)

                                                                        Market
                                                      Principal         Value
                                                    Amount(degree)     (U.S. $)
CORPORATE BONDS (continued)
Cable, Media & Publishing (continued)
  Insight Midwest 10.50% 11/1/10               USD     2,600,000     $ 2,781,999
  InterActiveCorp 6.75% 11/15/05                         995,000       1,008,085
 oLiberty Media 4.51% 9/17/06                          1,135,000       1,148,745
  Mediacom 9.50% 1/15/13                               1,085,000       1,044,313
  Mediacom Broadband 11.00% 7/15/13                      425,000         448,375
 #New Skies Satellite 144A 9.125% 11/1/12                670,000         673,350
  Nextmedia Operating 10.75% 7/1/11                    1,135,000       1,227,219
  PanAmSat 9.00% 8/15/14                                 620,000         647,900
  Rogers Cablesystems 11.00% 12/1/15                     350,000         380,188
  Sheridan Acquisition 10.25% 8/15/11                    745,000         791,563
  Thomson 5.75% 2/1/08                                   205,000         212,193
  Time Warner 8.18% 8/15/07                              880,000         951,239
  Time Warner Entertainment
    8.375% 3/15/23                                       200,000         252,273
  Warner Music Group 7.375% 4/15/14                    1,460,000       1,467,300
  XM Satellite Radio 12.00% 6/15/10                    1,540,000       1,763,300
                                                                     -----------
                                                                      28,108,527
                                                                     -----------
Chemicals - 0.89%
  BCP Crystal US Holdings
    9.625% 6/15/14                                       325,000         359,938
  Dow Chemical 7.375% 11/1/29                             10,000          12,514
 #Huntsman International 144A
    7.375% 1/1/15                                      1,325,000       1,328,313
  Lubrizol 4.625% 10/1/09                                250,000         248,025
  Lyondell Chemical 9.875% 5/1/07                        184,000         189,520
  Nalco 8.875% 11/15/13                                  750,000         772,500
  Rhodia
    8.875% 6/1/11                                        790,000         742,600
    10.25% 6/1/10                                        745,000         793,425
++Solutia 6.72% 10/15/37                               1,985,000       1,637,624
  Witco
    6.875% 2/1/26                                        600,000         579,000
    7.75% 4/1/23                                         150,000         155,250
                                                                     -----------
                                                                       6,818,709
                                                                     -----------
Consumer Products - 0.16%
 ?Town Sports International
    11.00% 2/1/14                                        785,000         459,225
  True Temper Sports 8.11% 9/15/11                       895,000         787,600
                                                                     -----------
                                                                       1,246,825
                                                                     -----------
Consumer Services - 0.32%
  Corrections Corporation of America
    7.50% 5/1/11                                       1,460,000       1,512,925
 #Knowledge Learn 144A 7.75% 2/1/15                      955,000         912,025
                                                                     -----------
                                                                       2,424,950
                                                                     -----------
Electronics & Electrical Equipment - 0.26%
 #Magnachip Semiconductor 144A
    8.00% 12/15/14                                       650,000         565,500
  Sanmina 10.375% 1/15/10                                920,000       1,012,000
  Stratus Technologies 10.375% 12/1/08                   400,000         392,000
                                                                     -----------
                                                                       1,969,500
                                                                     -----------
Energy - 1.81%
  Bluewater Finance 10.25% 2/15/12                     1,605,000       1,709,325
 #Canadian Oil Sands 144A 4.80% 8/10/09                  290,000         290,523
 #Chesapeake Energy 144A 6.625% 1/15/16                  600,000         594,000
  Duke Capital 5.668% 8/15/14                            420,000         432,737
 #Dynegy Holdings 144A 10.125% 7/15/13                 1,280,000       1,324,800

                                                                        Market
                                                      Principal         Value
                                                    Amount(degree)     (U.S. $)
CORPORATE BONDS (continued)
Energy (continued)
  Enterprise Products Operating
    4.00% 10/15/07                             USD       430,000     $   422,394
    4.625% 10/15/09                                      360,000         354,737
@#Geophysique 144A 7.50% 5/15/15                         450,000         453,375
 #Hilcorp Energy 144A 10.50% 9/1/10                    1,425,000       1,581,750
  Naftogaz Ukrainy 8.125% 9/30/09                      2,100,000       2,168,039
  Nexen 5.875% 3/10/35                                   400,000         386,917
  Norsk Hydro 6.70% 1/15/18                               15,000          17,104
  Petroleum Geo-Services
    8.00% 11/5/06                                        131,638         134,600
    10.00% 11/5/10                                     1,025,963       1,149,079
 oSecunda International 11.141% 9/1/12                   845,000         832,325
  Stone Energy 6.75% 12/15/14                            150,000         143,250
  USX 9.125% 1/15/13                                      95,000         120,742
  Valero Energy 6.125% 4/15/07                           135,000         138,873
  Valero Logistics 6.05% 3/15/13                         535,000         568,916
  Weatherford International
    4.95% 10/15/13                                       255,000         257,359
  Whiting Petroleum 7.25% 5/1/13                         770,000         766,150
                                                                     -----------
                                                                      13,846,995
                                                                     -----------
Environmental Services - 0.72%
  Allied Waste North America 9.25% 9/1/12              2,150,000       2,279,000
  Casella Waste Systems 9.75% 2/1/13                     345,000         378,638
  Geo Subordinate Corporate
    11.00% 5/15/12                                     1,450,000       1,428,250
 #IMCO Recycling 144A 9.00% 11/15/14                   1,375,000       1,409,375
                                                                     -----------
                                                                       5,495,263
                                                                     -----------
Food, Beverage & Tobacco - 2.22%
 #Carrols 144A 9.00% 1/15/13                             650,000         669,500
 #Commonwealth Brands 144A
    10.625% 9/1/08                                     1,550,000       1,627,500
  Cott Beverages 8.00% 12/15/11                        1,795,000       1,893,725
 #Denny's 144A 10.00% 10/1/12                            960,000         988,800
  Great Atlantic & Pacific Tea
    7.75% 4/15/07                                      1,000,000       1,010,000
  Kraft Foods
    4.125% 11/12/09                                      810,000         796,226
    5.25% 10/1/13                                         20,000          20,511
 #Landry's Restaurant 144A 7.50% 12/15/14                825,000         771,375
 #Le-Natures 144A 10.00% 6/15/13                       1,990,000       2,149,199
 #Miller Brewing 144A
    4.25% 8/15/08                                        685,000         678,720
    5.50% 8/15/13                                        500,000         515,202
  Nabisco 6.85% 6/15/05                                  385,000         386,408
  National Beef Packing 10.50% 8/1/11                    720,000         693,000
  O'Charleys 9.00% 11/1/13                               705,000         757,875
  Pilgrim's Pride 9.625% 9/15/11                       1,285,000       1,410,288
  Pinnacle Foods 8.25% 12/1/13                           600,000         501,000
  Safeway 6.15% 3/1/06                                   205,000         208,030
  Universal 6.50% 2/15/06                                205,000         208,928
 #Uno Restaurant 144A 10.00% 2/15/11                     960,000         955,200
  UST 6.625% 7/15/12                                     565,000         633,088
  Wendy's International 6.35% 12/15/05                   130,000         131,853
                                                                     -----------
                                                                      17,006,428
                                                                     -----------
Healthcare & Pharmaceuticals - 1.20%
 #Amgen 144A 4.00% 11/18/09                              280,000         275,715
  Caremark Rx 7.375% 10/1/06                             800,000         831,000
  Medco Health Solutions 7.25% 8/15/13                 1,145,000       1,274,700

STATEMENT                                       DELAWARE DIVERSIFIED INCOME FUND
  OF NET ASSETS (CONTINUED)

                                                                        Market
                                                      Principal         Value
                                                    Amount(degree)     (U.S. $)
CORPORATE BONDS (continued)
Healthcare & Pharmaceuticals (continued)
  NDCHealth 10.50% 12/1/12                     USD       850,000     $   901,000
  Universal Hospital Services
    10.125% 11/1/11                                    1,300,000       1,322,750
  US Oncology 10.75% 8/15/14                           1,285,000       1,387,800
  Vangaurd Health 9.00% 10/1/14                        1,600,000       1,676,000
 #Warner Chilcott 144A 8.75% 2/1/15                      890,000         876,650
 #WellPoint 144A
    3.75% 12/14/07                                       375,000         370,672
    4.25% 12/15/09                                       300,000         296,217
                                                                     -----------
                                                                       9,212,504
                                                                     -----------
Industrial Machinery - 0.37%
  Johnson Controls 5.00% 11/15/06                         90,000          91,031
 ?Mueller Holdings 14.75% 4/15/14                      1,830,000       1,226,100
 #Park-Ohio Industries 144A
    8.375% 11/15/14                                      450,000         407,250
  Trimas 9.875% 6/15/12                                1,090,000       1,079,100
                                                                     -----------
                                                                       2,803,481
                                                                     -----------
Leisure, Lodging & Entertainment - 2.25%
  Ameristar Casinos 10.75% 2/15/09                     2,545,000       2,780,412
  Boyd Gaming 9.25% 8/1/09                               605,000         641,300
  Caesars Entertainment 9.375% 2/15/07                   535,000         573,119
  Gaylord Entertainment 8.00% 11/15/13                 1,130,000       1,141,300
  Lodgenet Entertainment 9.50% 6/15/13                 1,190,000       1,285,200
  Mandalay Resort Group 10.25% 8/1/07                  1,625,000       1,791,563
  MGM MIRAGE 9.75% 6/1/07                              2,165,000       2,343,613
  Penn National Gaming 8.875% 3/15/10                  3,175,000       3,385,343
  Royal Caribbean Cruises 7.25% 3/15/18                  715,000         754,325
  Six Flags 9.625% 6/1/14                                175,000         148,750
  Wheeling Island Gaming 10.125% 12/15/09              1,825,000       1,952,750
 #Wynn Las Vegas 144A 6.625% 12/1/14                     475,000         446,500
                                                                     -----------
                                                                      17,244,175
                                                                     -----------
Metals & Mining - 0.10%
  Barrick Gold Finance 7.50% 5/1/07                      130,000         137,974
 #Novelis 144A 7.25% 2/15/15                             675,000         656,438
                                                                     -----------
                                                                         794,412
                                                                     -----------
Miscellaneous - 0.12%
  General Electric 5.00% 2/1/13                          875,000         891,930
                                                                     -----------
                                                                         891,930
                                                                     -----------
Packaging & Containers - 0.75%
  Anchor Glass 11.00% 2/15/13                          1,080,000         880,200
 #Graham Packaging 144A 9.875% 10/15/14                1,215,000       1,166,400
 #Port Townsend Paper 144A 12.00% 4/15/11              1,500,000       1,432,500
  Radnor Holdings
   o9.891% 4/15/09                                       455,000         452,725
    11.00% 3/15/10                                       370,000         247,900
  Stone Container 9.75% 2/1/11                         1,475,000       1,552,438
                                                                     -----------
                                                                       5,732,163
                                                                     -----------
Paper & Forest Products - 2.16%
  Abitibi-Consolidated 6.95% 12/15/06                  1,071,000       1,079,033
 #Boise Cascade 144A 7.125% 10/15/14                   1,735,000       1,656,925
  Bowater 9.50% 10/15/12                               1,920,000       1,996,800
  Fort James 7.75% 11/15/23                            2,550,000       2,715,749
  JSG Funding 9.625% 10/1/12                           1,785,000       1,776,075
 #NewPage 144A 10.00% 5/1/12                             800,000         784,000
  Norske Skog 8.625% 6/15/11                           1,825,000       1,870,625

                                                                        Market
                                                      Principal         Value
                                                    Amount(degree)     (U.S. $)
CORPORATE BONDS (continued)
Paper & Forest Products (continued)
  Potlatch 12.50% 12/1/09                      USD     1,092,000     $ 1,363,822
  Smurfit Capital Funding 7.50% 11/20/25               1,040,000         988,000
  Tembec Industries
    8.50% 2/1/11                                         775,000         596,750
    8.625% 6/30/09                                     1,200,000         972,000
  Temple-Inland 5.003% 5/17/07                           695,000         701,757
                                                                     -----------
                                                                      16,501,536
                                                                     -----------
Real Estate - 0.44%
 #America Real Estate 144A
    7.125% 2/15/13                                       600,000         583,500
  BF Saul REIT 7.50% 3/1/14                              740,000         769,600
  Developers Diversified Realty
    4.625% 8/1/10                                        240,000         235,592
    5.25% 4/15/11                                        400,000         402,685
  Tanger Properties 9.125% 2/15/08                     1,265,000       1,397,825
                                                                     -----------
                                                                       3,389,202
                                                                     -----------
Retail - 0.30%
  CVS 4.00% 9/15/09                                      430,000         423,639
  Limited 6.95% 3/1/33                                   655,000         675,870
 #Loehmanns Capital 144A 13.00% 10/1/11                  300,000         297,000
  Lowe's 7.50% 12/15/05                                  200,000         204,736
 #Rite Aid 144A 7.50% 1/15/15                            775,000         714,938
                                                                     -----------
                                                                       2,316,183
                                                                     -----------
Telecommunications - 3.84%
  Alaska Communications Systems
  Holdings 9.875% 8/15/11                              1,200,000       1,278,000
  Alltel 4.656% 5/17/07                                  665,000         670,974
  Bellsouth 4.75% 11/15/12                               345,000         343,742
  Centennial Cellular Operating
    10.125% 6/15/13                                      735,000         806,663
  Cincinnati Bell 8.375% 1/15/14                       1,525,000       1,460,188
 #Hanarotelecom 144A 7.00% 2/1/12                        950,000         911,867
 ?Inmarsat Finance 10.375% 11/15/12                    1,570,000       1,169,650
  iPCS 11.50% 5/1/12                                     420,000         466,200
 #Iwo Escrow 144A
   ?10.75% 1/15/15                                       150,000          95,250
   o6.891% 1/15/12                                       175,000         175,875
 #Kyivstar 144A 7.75% 4/27/12                          2,555,000       2,584,382
  MCI
    6.908% 5/1/07                                        552,000         561,660
    7.688% 5/1/09                                      1,500,000       1,552,500
  MetroPCS 10.75% 10/1/11                                410,000         479,700
  Motorola 4.608% 11/16/07                               730,000         735,574
  Nextel Communications 5.95% 3/15/14                  2,600,000       2,645,499
 #Qwest 144A 7.875% 9/1/11                               280,000         285,600
 #Qwest Services 144A 13.50% 12/15/10                  1,100,000       1,243,000
  Rural Cellular
    9.625% 5/15/08                                       770,000         739,200
    9.875% 2/1/10                                        225,000         226,688
  SBC Communications
    4.125% 9/15/09                                       145,000         142,742
    6.15% 9/15/34                                        565,000         588,270
  Sprint Capital
    4.78% 8/17/06                                        295,000         297,118
    6.375% 5/1/09                                         10,000          10,651
    7.625% 1/30/11                                         5,000           5,650
    8.375% 3/15/12                                       880,000       1,043,492
    8.75% 3/15/32                                      1,155,000       1,557,887

STATEMENT                                       DELAWARE DIVERSIFIED INCOME FUND
  OF NET ASSETS (CONTINUED)

                                                                        Market
                                                      Principal         Value
                                                    Amount(degree)     (U.S. $)
CORPORATE BONDS (continued)
Telecommunications (continued)
 #Telcordia Technologies
    144A 10.00% 3/15/13                        USD     1,725,000     $ 1,673,250
 #Telecom Italia Capital
    144A 4.00% 1/15/10                                   305,000         294,942
  Telefonica Europe 7.35% 9/15/05                        210,000         212,909
  Telefonos de Mexico 4.50% 11/19/08                   1,085,000       1,071,315
 oUS LEC 11.89% 10/1/09                                  525,000         543,375
  US Unwired 10.00% 6/15/12                              665,000         733,163
 #Valor Telecom 144A 7.75% 2/15/15                     1,235,000       1,188,688
  Verizon Wireless 5.375% 12/15/06                     1,135,000       1,158,338
  Vodafone Group 5.375% 1/30/15                          390,000         403,935
                                                                     -----------
                                                                      29,357,937
                                                                     -----------
Textiles, Apparel & Furniture - 0.21%
 #Jones Apparel 144A 4.25% 11/15/09                      375,000         360,851
  Warnaco 8.875% 6/15/13                               1,170,000       1,269,450
                                                                     -----------
                                                                       1,630,301
                                                                     -----------
Transportation & Shipping - 2.28%
  American Airlines 6.817% 5/23/11                        35,000          32,654
  Continental Airlines 6.503% 6/15/11                    490,000         468,709
 oCSX 3.05% 8/3/06                                       345,000         345,831
  Deutsche Bahn Finance
    1.65% 12/1/14                              JPY   960,000,000       9,420,902
?#H-Lines Finance Holding
    144A 11.00% 4/1/13                         USD       900,000         699,750
 #Horizon Lines 144A 9.00% 11/1/12                     1,075,000       1,136,813
  Kansas City Southern Railway
    9.50% 10/1/08                                        940,000       1,017,550
  OMI 7.625% 12/1/13                                   1,580,000       1,611,600
  Seabulk International 9.50% 8/15/13                    415,000         470,506
  Stena 9.625% 12/1/12                                 1,035,000       1,125,563
  Ultrapetrol 9.00% 11/24/14                           1,220,000       1,128,500
                                                                     -----------
                                                                      17,458,378
                                                                     -----------
Utilities - 3.38%
 #Allegheny Energy 144A 13.00% 11/15/07                   94,677         106,512
 oAtmos Energy 3.516% 10/15/07                           465,000         465,916
  Avista
    7.75% 1/1/07                                         290,000         306,416
    9.75% 6/1/08                                         433,000         497,093
  Calpine
    8.25% 8/15/05                                        565,000         505,675
    10.50% 5/15/06                                       325,000         232,375
o#Calpine 144A 8.891% 7/15/07                            561,450         412,666
  CMS Energy 9.875% 10/15/07                             750,000         812,813
  Detroit Edison
    5.05% 10/1/05                                         15,000          15,085
    6.35% 10/15/32                                       340,000         383,615
  Dominion Resources 7.195% 9/15/14                      330,000         381,257
  El Paso Natural Gas 7.625% 8/1/10                      375,000         393,686
  El Paso Production Holding
    7.75% 6/1/13                                       1,380,000       1,397,250
  Elwood Energy 8.159% 7/5/26                            482,246         546,143
  FPL Group Capital 4.086% 2/16/07                       875,000         873,992
 #Gazprom Oao 144A 9.625% 3/1/13                       1,400,000       1,648,500
 #Inergy 144A 6.875% 12/15/14                            525,000         501,375
  Midwest Generation
    8.30% 7/2/09                                       1,160,000       1,223,800
    8.75% 5/1/34                                       1,695,000       1,856,024
++Mirant 2.50% 6/15/21                                   465,000         351,075
++Mirant Americas Generation 7.625% 5/1/06               675,000         771,188

                                                                        Market
                                                      Principal         Value
                                                    Amount(degree)     (U.S. $)
CORPORATE BONDS (continued)
Utilities (continued)
  #NRG Energy 144A 8.00% 12/15/13              USD       962,000     $   976,430
   Orion Power Holdings 12.00% 5/1/10                    585,000         702,000
 o#Pinnacle West Energy 3.63% 4/1/07                     835,000         835,065
  #Power Contract Financing
     144A 5.20% 2/1/06                                   149,743         151,154
   PSE&G Energy Holdings
     7.75% 4/16/07                                       585,000         602,550
     8.625% 2/15/08                                       30,000          31,650
   Reliant Energy 9.50% 7/15/13                          600,000         625,500
  oSCANA 3.109% 3/1/08                                   655,000         655,869
   Sempra Energy
    o3.318% 5/21/08                                      855,000         857,972
     4.621% 5/17/07                                    1,840,000       1,848,827
   Southern California Edison
    o3.075% 12/13/07                                     695,000         694,762
     6.00% 1/15/34                                       570,000         617,445
   Southern Capital Funding 5.30% 2/1/07                 235,000         241,972
   Tennessee Gas Pipeline 8.375% 6/15/32                 415,000         478,146
  #Texas Genco 144A 6.875% 12/15/14                      850,000         837,250
  #TXU 144A
     4.80% 11/15/09                                      670,000         657,416
     5.55% 11/15/14                                      695,000         671,164
   TXU Electric Delivery 7.00% 5/1/32                    160,000         190,385
   TXU Energy 7.00% 3/15/13                              210,000         233,439
++#USGen New England
     144A 7.459% 1/2/15                                  255,000         234,601
                                                                     -----------
                                                                      25,826,053
                                                                     -----------
TOTAL CORPORATE BONDS
   (cost $270,758,795)                                               268,498,080
                                                                     -----------
FOREIGN AGENCIES - 1.13%
   Oesterreichesche Kontrollbank
     1.80% 3/22/10                             JPY   851,000,000       8,669,062
                                                                     -----------
TOTAL FOREIGN AGENCIES (cost $8,327,630)                               8,669,062
                                                                     -----------
REGIONAL AGENCIES - 1.32%
   Australia - 0.39%
     Queensland Treasury 6.00% 6/14/11         AUD     3,734,000       2,989,744
                                                                     -----------
                                                                       2,989,744
                                                                     -----------
Canada - 0.93%
   Ontario Province
     1.875% 1/25/10                            JPY   544,000,000       5,552,656
     5.375% 12/2/12                            CAD     1,781,000       1,516,826
                                                                     -----------
                                                                       7,069,482
                                                                     -----------
TOTAL REGIONAL AGENCIES
   (cost $9,815,664)                                                  10,059,226
                                                                     -----------
SOVEREIGN AGENCIES - 2.67%
Canada - 0.39%
   Canadian Housing Trust
     3.75% 3/15/10                             CAD     3,788,000       3,010,141
                                                                     -----------
                                                                       3,010,141
                                                                     -----------

STATEMENT                                       DELAWARE DIVERSIFIED INCOME FUND
  OF NET ASSETS (CONTINUED)

                                                                        Market
                                                     Principal          Value
                                                   Amount(degree)     (U.S. $)
SOVEREIGN AGENCIES (continued)
Japan - 2.28%
  Development Bank of Japan
    1.75% 6/21/10                              JPY   767,000,000     $ 7,802,325
  Japan Finance For Municipal
    Enterprises 1.35% 11/26/13                 JPY   981,000,000       9,609,445
                                                                     -----------
                                                                      17,411,770
                                                                     -----------
TOTAL SOVEREIGN AGENCIES
  (cost $20,417,403)                                                  20,421,911
                                                                     -----------
SOVEREIGN DEBT - 11.83%
  Argentina - 0.24%
   oArgentina Bonos 3.01% 8/3/12               USD     2,160,000       1,809,575
                                                                     -----------
                                                                       1,809,575
                                                                     -----------
Austria - 0.61%
  Republic of Austria 5.25% 1/4/11             EUR     3,221,000       4,645,042
                                                                     -----------
                                                                       4,645,042
                                                                     -----------
Belgium - 0.70%
  Kingdom of Belgium 5.75% 3/28/08             EUR     3,805,000       5,346,036
                                                                     -----------
                                                                       5,346,036
                                                                     -----------
El Salvador - 0.38%
  Republic of El Salvador
    8.25% 4/10/32                              USD     2,800,000       2,910,172
                                                                     -----------
                                                                       2,910,172
                                                                     -----------
France - 1.19%
  France Government O.A.T.
    4.00% 4/25/13                              EUR     6,730,000       9,120,079
                                                                     -----------
                                                                       9,120,079
                                                                     -----------
Germany - 2.78%
  Deutsche Bundesrepublik
    5.00% 7/4/11                               EUR     3,174,000       4,544,882
  Deutschland Republic
    4.50% 1/4/13                               EUR     6,672,000       9,354,715
    4.75% 7/4/08                               EUR     3,824,000       5,255,376
  Siberian Oil 10.75% 1/15/09                  USD     1,880,000       2,100,336
                                                                     -----------
                                                                      21,255,309
                                                                     -----------
Italy - 1.27%
  Italy Bouni Poliennali Del Tesoro
    5.00% 8/1/34                               EUR       546,000         801,085
  Republic of Italy
    0.65% 3/20/09                              JPY   363,700,000       3,527,933
    5.75% 7/25/16                              EUR     3,488,000       5,354,742
                                                                     -----------
                                                                       9,683,760
                                                                     -----------
Mexico - 0.07%
  United Mexican States
    6.75% 9/27/34                              USD       530,000         529,205
                                                                     -----------
                                                                         529,205
                                                                     -----------
Netherlands - 0.33%
  Netherlands Government
    5.75% 2/15/07                              EUR     1,864,000       2,548,145
                                                                     -----------
                                                                       2,548,145
                                                                     -----------
Norway - 0.19%
  Kingdom of Norway 6.00% 5/16/11              NOK     7,989,000       1,440,189
                                                                     -----------
                                                                       1,440,189
                                                                     -----------

                                                                        Market
                                                     Principal          Value
                                                   Amount(degree)     (U.S. $)
SOVEREIGN DEBT (continued)
Poland - 1.47%
  Poland Government 6.00% 5/24/09              PLZ    18,463,000     $ 5,624,781
  Poland Government Bond
    Series 1015 6.25% 10/24/15                 PLZ    17,868,000       5,640,521
                                                                     -----------
                                                                      11,265,302
                                                                     -----------
Russia - 0.18%
  Russian Ministry of Finance
    3.00% 5/14/11                              USD     1,410,000       1,209,075
t@Russian Paris Club Participation
    Note 1.925% 8/20/20                        JPY    15,294,202         133,327
                                                                     -----------
                                                                       1,342,402
                                                                     -----------
Sweden - 0.74%
  Swedish Government
    5.00% 12/1/20                              SEK    17,380,000       2,882,995
    6.75% 5/5/14                               SEK    15,680,000       2,785,615
                                                                     -----------
                                                                       5,668,610
                                                                     -----------
United Kingdom - 1.23%
  U.K. Treasury
    4.00% 3/7/09                               GBP     3,314,100       6,207,127
    4.25% 6/7/32                               GBP     1,671,000       3,096,984
    8.00% 9/27/13                              GBP        34,300          81,220
    8.00% 6/7/21                               GBP        19,300          51,346
                                                                     -----------
                                                                       9,436,677
                                                                     -----------
Venezuela - 0.45%
  Venezuela Government
    International Bond
    6.75% 3/31/20                              USD     2,000,000       2,006,458
    9.375% 1/13/34                             USD     1,475,000       1,462,463
                                                                     -----------
                                                                       3,468,921
                                                                     -----------
TOTAL SOVEREIGN DEBT (cost $87,771,201)                               90,469,424
                                                                     -----------
SUPRANATIONAL BANKS - 0.62%
  Inter-American Development Bank
    1.90% 7/8/09                               JPY   465,000,000       4,741,592
                                                                     -----------
TOTAL SUPRANATIONAL BANKS
  (cost $4,561,706)                                                    4,741,592
                                                                     -----------
MUNICIPAL BONDS - 1.09%
  Arizona Educational Loan Marketing
    Corporation Educational Loan
  Revenue Series 2004-A1
    3.01% 12/1/13                              USD     1,899,333       1,901,113
  Augusta, Georgia Water & Sewer
    Revenue 5.25% 10/1/39 (FSA)                          925,000         992,090
  California State
    5.00% 2/1/33                                          75,000          77,375
    5.00% 2/1/33                                          80,000          82,658
  California State Economic Recovery
    Series A 5.25% 7/1/13                                255,000         285,985
  California State University Systemwide
    Revenue 5.00% 11/1/30 (AMBAC)                        385,000         407,207
  Colorado Department of Transportation
    Revenue 5.00% 12/15/13 (FGIC)                        985,000       1,093,242
  Forsyth, Montana Pollution Control
    Revenue (Portland General Project)
    Series A 5.20% 5/1/33                                150,000         157,406

STATEMENT
  OF NET ASSETS (CONTINUED)

   DELAWARE DIVERSIFIED INCOME FUND

                                                                         Market
                                                         Principal       Value
                                                       Amount(degree)  (U.S. $)
MUNICIPAL BONDS (continued)
  Golden State, California Tobacco
    Securitization Corporation Settlement
    Revenue Series B 5.50% 6/1/43              USD          250,000   $  266,348
  Illinois State Taxable Pension
    5.10% 6/1/33                                            265,000      263,421
  New Jersey Economic Development
    Cigarette Tax 5.75% 6/15/29                             335,000      359,428
  New York State Sales Tax Asset
    Receivables A 5.25% 10/15/27
    (AMBAC)                                                 565,000      618,534
  New York State Urban Development
    5.25% 3/15/34 (FGIC)                                    445,000      478,112
  Oregon State Taxable Pension
    5.892% 6/1/27                                           305,000      337,553
  Puerto Rico Public Buildings Authority
    Revenue 5.25% 7/1/33                                    550,000      585,365
  West Virginia Economic
    Development Authority
    5.37% 7/1/20 (MBIA)                                      90,000       93,651
    6.07% 7/1/26                                            280,000      300,266
                                                                      ----------
TOTAL MUNICIPAL BONDS (cost $8,045,022)                                8,299,754
                                                                      ----------
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 3.83%
  Bank of America Alternative Loan Trust
    Series 2003-10 2A1 6.00% 12/25/33                       380,484      388,807
    Series 2004-2 1A1 6.00% 3/25/34                         243,822      249,156
    Series 2004-10 1CB1 6.00% 11/25/34                      913,644      941,980
    Series 2005-3 2A1 5.50% 4/25/20                         756,003      770,651
 oBank of America Mortgage Securities
    Series 2003-D 1A2 3.428% 5/25/33                          3,421        3,420
    Series 2003-I 2A4 3.828% 10/25/33                       270,000      268,383
    Series 2004-A 1A1 3.481% 2/25/34                        181,912      181,067
    Series 2004-E 1A1 3.53% 6/25/34                       1,116,654    1,108,966
    Series 2004-G 2A6 4.657% 8/25/34                        605,000      611,169
    Series 2005-A 2A1 4.492% 2/25/35                      1,032,532    1,028,421
    Series 2005-B 2A1 4.428% 3/25/35                      1,383,437    1,375,665
  Bank of America Funding
    Series 2004-3 2A2 5.00% 9/25/19                         575,506      575,865
 oCountrywide Alternative Loan Trust
    Series 2004-J7 1A2 4.673% 8/25/34                       640,000      641,839
 oCountrywide Home Loan Mortgage
    Pass Through Trust
    Series 2001-HYB2 3A1 5.412% 9/19/31                      80,815       80,944
    Series 2003-21 A1 4.133% 5/25/33                        353,166      350,411
    Series 2003-56 3A7B 4.71% 12/25/33                      780,000      777,834
  Credit Suisse First Boston
    Mortgage Securities
    Series 2003-29 5A1 7.00% 12/25/33                       236,292      244,488
   oSeries 2003-AR22 2A3 4.107% 9/25/33                   1,350,000    1,347,264
    Series 2004-1 3A1 7.00% 2/25/34                          19,556       20,210
 oDeutsche Mortgage Securities
    Series 2004-4 1A2 4.01% 4/25/34                         225,000      224,886
  First Horizon Asset Securities
    Series 2003-5 1A17 8.00% 7/25/33                         59,698       62,960
   oSeries 2004-AR5 4A1 5.667% 10/25/34                     411,346      420,354
    Series 2004-FA1 1A1 6.25% 10/25/34                    1,213,350    1,250,575
 #GSMPS Mortgage Loan Trust 144A
    Series 1998-3 A 7.75% 9/19/27                           146,149      156,190
    Series 1999-3 A 8.00% 8/19/29                           302,378      325,496
    Series 2005-RP1 1A3 8.00% 1/25/35                       758,542      819,803
    Series 2005-RP1 1A4 8.50% 1/25/35                       427,315      470,386

                                                                         Market
                                                         Principal       Value
                                                       Amount(degree)  (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
 oMASTR Adjustable Rate Mortgages Trust
    Series 2003-6 1A2 2.974% 12/25/33          USD        240,000    $   237,263
  MASTR Alternative Loans Trust
    Series 2003-6 3A1 8.00% 9/25/33                       129,703        135,224
    Series 2003-9 1A1 5.50% 12/25/18                      390,568        400,266
    Series 2005-3 7A1 6.00% 4/25/35                     1,093,811      1,117,811
 #MASTR Reperforming Loan Trust 144A
    Series 2005-1 1A5 8.00% 8/25/34                     1,070,975      1,154,645
 oNomura Asset Acceptance
    Series 2004-AP2 A2 4.099% 7/25/34                     365,000        364,545
  Prime Mortgage Trust
    Series 2004-CL1 1A1 6.00% 2/25/34                     341,264        345,956
  Residential Asset Mortgage Products
    Series 2004-SL1 A3 7.00% 11/25/31                     470,828        482,436
    Series 2004-SL4 A3 6.50% 7/25/32                      711,795        736,297
 oStructured Adjustable Rate Mortgage
    Loan Trust Series 2004-18 5A
    5.50% 12/25/34                                        485,062        491,429
  Structured Asset Securities
   oSeries 2002-22H 1A 6.998% 11/25/32                    117,106        120,309
    Series 2004-12H 1A 6.00% 5/25/34                      905,385        920,098
  Washington Mutual
   oSeries 2003-AR4 A7 3.95% 5/25/33                       23,374         23,137
   oSeries 2003-AR9 1A7 4.06% 9/25/33                     496,149        492,415
    Series 2004-CB3 1A 6.00% 10/25/34                     884,297        909,196
    Series 2004-CB3 4A 6.00% 10/25/19                     648,989        672,558
   oSeries 2005-AR3 A1 4.661% 3/25/35                   1,595,461      1,591,298
  Washington Mutual Alternative
    Mortgage Pass-Through Certificates
    Series 2005-1 5A2 6.00% 3/25/35                       605,838        614,547
    Series 2005-1 6A2 6.50% 3/25/35                       176,652        181,620
 oWells Fargo Mortgage Backed Securities Trust
    Series 2003-K 2A5 4.521% 11/25/33                     150,000        144,058
    Series 2004-DD 2A3 4.544% 1/25/35                     850,000        849,436
    Series 2004-DD 2A6 4.544% 1/25/35                     465,000        461,658
    Series 2004-I 1A1 3.39% 7/25/34                     1,255,342      1,255,736
    Series 2004-T A1 3.455% 9/25/34                       868,138        866,540
                                                                     -----------
TOTAL NON-AGENCY COLLATERALIZED
  MORTGAGE OBLIGATIONS (cost $29,335,209)                             29,265,668
                                                                     -----------
U.S. TREASURY OBLIGATIONS - 13.30%
  U.S. Treasury Bond 5.375% 2/15/31                     6,025,000      6,806,840
  U.S. Treasury Inflation Index Notes
    0.875% 4/15/10                                        653,017        644,345
    1.625% 1/15/15                                     19,406,554     19,466,441
    2.00% 7/15/14                                       3,912,364      4,061,371
   82.375% 1/15/25                                      1,882,412      2,056,610
    3.00% 7/15/12                                         442,697        492,553
    3.375% 1/15/07                                        575,030        603,670
    3.375% 4/15/32                                        891,462      1,205,529
  U.S. Treasury Notes
    2.00% 8/31/05                                       4,215,000      4,202,654
    3.375% 2/28/07                                      4,265,000      4,247,343
    3.375% 2/15/08                                      5,920,000      5,869,591
    3.50% 2/15/10                                       8,705,000      8,562,865
    4.00% 3/15/10                                      14,050,000     14,118,058
    4.00% 4/15/10                                      12,400,000     12,461,033
    4.00% 2/15/15                                      17,255,000     16,980,680
                                                                     -----------
TOTAL U.S. TREASURY OBLIGATIONS
  (cost $100,809,116)                                                101,779,583
                                                                     -----------

STATEMENT                                       DELAWARE DIVERSIFIED INCOME FUND
  OF NET ASSETS (CONTINUED)

                                                                        Market
                                                       Number of        Value
                                                         Shares        (U.S. $)
CALL OPTION - 0.04%
  U.S. Dollar Call Option
    VS European Monetary Unit                          13,173,800     $  206,763
  U.S. Dollar Call Option
    VS Japanese Yen                                    24,451,400        100,153
                                                                      ----------
TOTAL CALL OPTION (cost $566,496)                                        306,916
                                                                      ----------
COMMON STOCK - 0.04%
  MCI                                                       4,040        107,181
 +Petroleum Geo-Services ADR                                  795         48,336
 +XM Satellite Radio Holdings Class A                       5,702        158,174
                                                                      ----------
Total Common Stock (cost $137,851)                                       313,691
                                                                      ----------
PREFERRED STOCK - 0.11%
  Alamosa Delaware 7.50%                                      300        292,463
 +Host Marriott Preferred Class B 10.00%                    8,450        212,940
  Nexen 7.35%                                              11,800        307,508
                                                                      ----------
TOTAL PREFERRED STOCK (cost $755,653)                                    812,911
                                                                      ----------
WARRANTS - 0.00%
+#Solutia 144A, exercise price $7.59,
    expiration date 7/15/09                                   147             --
                                                                      ----------
TOTAL WARRANTS (cost $12,455)                                                 --
                                                                      ----------

                                                        Principal
                                                      Amount(degree)
REPURCHASE AGREEMENTS - 7.41%
  With BNP Paribas 2.84% 5/2/05
    (dated 4/29/05, to be repurchased
    at $30,848,299, collateralized by
    $4,539,000 U.S. Treasury Bills
    due 8/11/05, market value
    $4,502,278, $4,495,000 U.S. Treasury
    Bills due 8/18/05, market value
    $4,455,450 and $22,721,000
    U.S. Treasury Bills due 8/25/05,
    market value $22,508,612)                  USD     30,841,000     30,841,000
  With UBS Warburg 2.82% 5/2/05
    (dated 4/29/05, to be repurchased
    at $25,879,080, collateralized by
    $5,120,000 U.S. Treasury Notes
    1.50% due 3/31/06, market value
    $5,045,555, $4,539,000 U.S. Treasury
    Notes 2.25% due 4/30/06, market
    value $4,540,217, $13,799,000
    U.S. Treasury Notes 2.75% due
    6/30/06, market value $13,834,164
    and $3,018,000 U.S. Treasury Notes
    2.375% due 8/15/06,
    market value $2,992,439)                           25,873,000     25,873,000
                                                                      ----------
TOTAL REPURCHASE AGREEMENTS
  (cost $56,714,000)                                                  56,714,000
                                                                      ----------

TOTAL MARKET VALUE OF SECURITIES - 103.10%
  (cost $785,098,770)                                              $788,672,356
LIABILITIES NET OF RECEIVABLES AND
  OTHER ASSETS - (3.10%)                                            (23,626,884)
                                                                   ------------
NET ASSETS APPLICABLE TO 86,847,306
  SHARES OUTSTANDING - 100.00%                                     $765,045,472
                                                                   ============

Net Asset Value - Delaware Diversified Income Fund
  Class A ($523,917,590 / 59,470,165 Shares)                              $8.81
                                                                          -----
Net Asset Value - Delaware Diversified Income Fund
  Class B ($51,088,957 / 5,802,583 Shares)                                $8.80
                                                                          -----
Net Asset Value - Delaware Diversified Income Fund
  Class C ($168,274,311 / 19,104,205 Shares)                              $8.81
                                                                          -----
Net Asset Value - Delaware Diversified Income Fund
  Class R ($16,523,672 / 1,875,601 Shares)                                $8.81
                                                                          -----
Net Asset Value - Delaware Diversified Income Fund
  Institutional Class ($5,240,942 / 594,752 Shares)                       $8.81
                                                                          -----

COMPONENTS OF NET ASSETS AT APRIL 30, 2005:
Shares of beneficial interest
  (unlimited authorization - no par)                               $765,521,222
Undistributed net investment income                                   1,858,625
Accumulated net realized loss on investments                         (5,903,516)
Net unrealized appreciation of investments
  and foreign currencies                                              3,569,141
                                                                   ------------
Total net assets                                                   $765,045,472
                                                                   ============

(degree)Principal amount shown is stated in the currency in which each foreign bond is denominated.

AUD - Australian Dollar
CAD - Canadian Dollar
EUR - European Monetary Unit
GBP - British Pound Sterling
JPY - Japanese Yen
NOK - Norwegian Kroner
PLZ - Polish Zloty
SEK - Swedish Krona
USD - U.S. Dollar

STATEMENT                                       DELAWARE DIVERSIFIED INCOME FUND
  OF NET ASSETS (CONTINUED)

 8Fully or partially pledged as collateral for financial futures contracts.

 #Securities exempt from registration under Rule 144A of the Securities Act of 1933. See Note 11 in "Notes to Financial Statements."

 oVariable rate notes. The interest rate shown is the rate as of April 30, 2005.

 ^Zero coupon bond. The interest rate shown is the yield at the time of purchase.

 ?Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.

 +Non-income producing security for the period ending April 30, 2005.

++Non-income producing security. Security is currently in default.

 @Illiquid security. See Note 11 in "Notes to Financial Statements." At April
  30, 2005, 10 securities were deemed illiquid, which represented 0.36% of the Fund's net assets.

 =Security is being fair valued in accordance with the Fund's fair valuation policy. See Note 1 in "Notes to Financial Statements." At April 30, 2005, 8 securities were fair valued which represented 0.28% of the Fund's net assets.

 tPass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

 jSecurity is currently in default. The issue has missed the maturity date.
  Bankruptcy proceedings are in the process to determine distribution of assets. The date listed is the estimate of when proceedings will be finalized.

SUMMARY OF ABBREVIATIONS:
ADR - American Depositary Receipts
AMBAC - Insured by the AMBAC Assurance Corporation
ARM - Adjustable Rate Mortgage
CBO - Collateralized Bond Obligation
FGIC - Insured by the Federal Guaranty Insurance Company
FSA - Insured by Financial Security Assurance
GNMA - Government National Mortgage Association
MBIA - Insured by the Municipal Bond Insurance Association
O.A.T. - Obligation Assimilable au Tresor (Treasury Obligation)
REIT - Real Estate Investment Trust
S.F. - Single Family
SLMA - Student Loan Marketing Association
TBA - To be announced
yr - Year

The following foreign currency exchange contracts, futures contracts, and total return swap agreements were outstanding at April 30, 2005:

FOREIGN CURRENCY EXCHANGE CONTRACTS(1)

                                                                    Unrealized
Contracts to                          In Exchange      Settlement  Appreciation
to Receive (Deliver)                      For             Date    (Depreciation)
--------------------                  -----------      ---------- --------------
224,662 Australian Dollars            US$  176,000       5/3/05      $   (566)
1,685,503 Australian Dollars             1,316,378       5/4/05          (300)
1,546,621 British Pounds                 2,951,540       5/4/05        (1,465)
227,517 Canadian Dollar                    181,000       5/2/05          (191)
1,698,592 Canadian Dollar                1,349,856       5/4/05            63
(6,451,239) European Monetary Units     (8,310,442)      5/4/05         8,253
1,908,251 European Monetary Units        2,447,979      5/19/05         8,861
2,047,680 European Monetary Units        2,626,844      5/19/05         9,509
(4,599,723) European Monetary Units     (5,920,993)     6/28/05        (8,187)
(7,424,890) Polish Zloty                (2,299,044)     5/19/05        72,603
(8,480,262) Polish Zloty                (2,626,844)     5/19/05        83,937
631,268 Swedish Krona                       89,000       5/2/05          (587)
2,895,079 Swedish Krona                    407,270       5/3/05        (1,786)
21,712,556 Swedish Krona                 3,040,868       5/4/05           285
                                                                     --------
                                                                     $170,429
                                                                     ========

FUTURES CONTRACTS(2)

                          Notional
Contracts to                Cost           Notional    Expiration    Unrealized
to Buy (Sell)            (Proceeds)          Value        Date      Depreciation
-------------            ----------        --------    ----------  -------------
718 U.S. Treasury
  2 year notes          $149,182,595      $149,130,844    6/05        $ (51,751)
(441) U.S. Treasury
  5 year notes           (47,697,602)      (47,827,828)   6/05         (130,226)
(70) U.S. Treasury
  10 year notes           (7,736,733)       (7,799,531)   6/05          (62,799)
                                                                      ---------
                                                                      $(244,776)
                                                                      =========

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amounts presented above represent the Fund's total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund's net assets.

SWAP AGREEMENTS(3)

Notional       Expiration                                       Unrealized
Amount            Date        Description                      Appreciation
--------       ----------     -----------                      ------------
$9,865,000      6/30/05       Agreement with State Street         $132,278
                              to receive the notional amount
                              multiplied by the return on the
                              Lehman Brothers Commercial
                              MBS Index AAA and to pay the
                              notional amount multiplied by
                              the 1 month BBA LIBOR adjusted
                              by a spread of minus 0.10%.

Because there is no organized market for these swap agreements, the value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these agreements include the potential inability of the counterparty to meet the terms of the agreements. This type of risk is generally limited to the amount of favorable movements in the value of the underlying security, instrument, or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the related amounts shown above.

(1) See Note 8 in "Notes to Financial Statements."

(2) See Note 9 in "Notes to Financial Statements."

(3) See Note 10 in "Notes to Financial Statements."

NET ASSET VALUE AND OFFERING PRICE PER SHARE - DELAWARE DIVERSIFIED
  INCOME FUND

Net asset value Class A (A)                                               $8.81
Sales charge (4.50% of offering price) (B)                                 0.42
                                                                          -----
Offering price                                                            $9.23
                                                                          =====

(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon the redemption or repurchase of shares.

(B) See the current prospectus for purchase of $100,000 or more.

See accompanying notes

STATEMENT                                       DELAWARE DIVERSIFIED INCOME FUND
  OF ASSETS AND LIABILITIES                     April 30, 2005 (Unaudited)

ASSETS:
  Investments at market (cost $785,098,770)                         $788,672,356
  Receivables for securities sold                                     47,882,190
  Cash                                                                24,178,917
  Dividends and interest receivable                                    8,846,776
  Subscriptions receivable                                             7,704,537
  Foreign currencies (cost $987,944)                                     980,331
  Unrealized appreciation on currency contracts                          170,429
  Due from DMC                                                           162,792
  Swap agreement receivable                                              132,278
                                                                    ------------
  Total assets                                                       878,730,606
                                                                    ------------

LIABILITIES:
  Payables for securities purchased                                  110,388,946
  Liquidations payable                                                 1,145,116
  Accrued expenses                                                     1,105,433
  Distributions payable                                                  669,460
  Management fee payable                                                 324,429
  Variation margin payable on futures contracts                           51,750
                                                                    ------------
  Total liabilities                                                  113,685,134
                                                                    ------------

TOTAL NET ASSETS                                                    $765,045,472
                                                                    ============

See accompanying notes

STATEMENT                            DELAWARE DIVERSIFIED INCOME FUND
  OF OPERATIONS                      Six Months Ended April 30, 2005 (Unaudited)

INVESTMENT INCOME:
  Interest                                                                                     $14,030,706
  Dividends                                                                                         43,818        $14,074,524
                                                                                               -----------        -----------

EXPENSES:
  Management fees                                                                                1,634,574
  Distribution expenses -- Class A                                                                 602,592
  Distribution expenses -- Class B                                                                 233,165
  Distribution expenses -- Class C                                                                 685,151
  Distribution expenses -- Class R                                                                  32,181
  Dividend disbursing and transfer agent fees and expenses                                         460,042
  Accounting and administration expenses                                                            97,444
  Reports and statements to shareholders                                                            78,419
  Custodian fees                                                                                    65,800
  Registration fees                                                                                 63,500
  Legal and professional fees                                                                       56,102
  Insurance fees                                                                                    35,750
  Trustees' fees                                                                                    13,656
  Pricing fees                                                                                       7,361
  Other                                                                                                863          4,066,600
                                                                                               -----------
  Less expenses absorbed or waived                                                                                   (254,040)
  Less waived distribution expenses -- Class A                                                                       (100,432)
                                                                                                                  -----------
  Total expenses                                                                                                    3,712,128
                                                                                                                  -----------
NET INVESTMENT INCOME                                                                                              10,362,396
                                                                                                                  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
  Net realized gain on:
    Investment transactions                                                                                         2,389,723
    Futures contracts                                                                                                 243,842
    Swap agreements                                                                                                   218,745
    Foreign currency transactions                                                                                   1,571,398
                                                                                                                  -----------
  Net realized gain                                                                                                 4,423,708
  Net change in unrealized appreciation/depreciation of investments and foreign currencies                         (6,740,833)
                                                                                                                  -----------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND FOREIGN CURRENCIES                                             (2,317,125)
                                                                                                                  -----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                              $ 8,045,271
                                                                                                                  ===========

See accompanying notes

STATEMENTS                                      DELAWARE DIVERSIFIED INCOME FUND
  OF CHANGES IN NET ASSETS

                                                                                                 Six Months           Year
                                                                                                   Ended              Ended
                                                                                                  4/30/05            10/31/04
                                                                                                (Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income                                                                         $ 10,362,396       $ 12,187,520
  Net realized gain on investments and foreign currencies                                          4,423,708          8,420,992
  Net change in unrealized appreciation/depreciation of investments and foreign currencies        (6,740,833)         7,070,010
                                                                                                ------------       ------------
  Net increase in net assets resulting from operations                                             8,045,271         27,678,522
                                                                                                ------------       ------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income:
    Class A                                                                                       (9,394,989)        (8,940,721)
    Class B                                                                                         (930,787)        (1,309,949)
    Class C                                                                                       (2,710,488)        (3,440,820)
    Class R                                                                                         (223,784)          (109,160)
    Institutional Class                                                                              (89,879)          (187,777)

  Net realized gain on investments:
    Class A                                                                                       (3,581,771)          (594,484)
    Class B                                                                                         (462,796)          (110,318)
    Class C                                                                                       (1,283,315)          (339,841)
    Class R                                                                                          (66,872)            (1,586)
    Institutional Class                                                                              (27,787)            (3,511)
                                                                                                ------------       ------------
                                                                                                 (18,772,468)       (15,038,167)
                                                                                                ------------       ------------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold:
    Class A                                                                                      272,279,356        238,066,112
    Class B                                                                                       11,988,847         18,391,177
    Class C                                                                                       68,035,954         67,784,833
    Class R                                                                                       12,970,064          6,404,192
    Institutional Class                                                                            3,384,673          6,111,276

  Net asset value of shares issued upon reinvestment of dividends and distributions:
    Class A                                                                                       10,829,253          7,483,323
    Class B                                                                                          977,253            955,165
    Class C                                                                                        3,206,299          2,818,155
    Class R                                                                                          280,946            106,089
    Institutional Class                                                                               90,617            149,823
                                                                                                ------------       ------------
                                                                                                 384,043,262        348,270,145
                                                                                                ------------       ------------
  Net assets from merger1:
    Class A                                                                                               --         10,842,165
    Class B                                                                                               --         12,759,029
    Class C                                                                                               --          3,141,772
    Institutional Class                                                                                   --             13,153
                                                                                                ------------       ------------
                                                                                                          --         26,756,119
                                                                                                ------------       ------------
  Cost of shares repurchased:
    Class A                                                                                      (45,740,975)       (53,633,088)
    Class B                                                                                       (4,534,648)        (6,024,388)
    Class C                                                                                      (10,547,483)       (15,950,832)
    Class R                                                                                       (2,061,632)        (1,329,096)
    Institutional Class                                                                           (4,415,529)          (758,049)
                                                                                                ------------       ------------
                                                                                                 (67,300,267)       (77,695,453)
                                                                                                ------------       ------------
Increase in net assets derived from capital share transactions                                   316,742,995        297,330,811
                                                                                                ------------       ------------
NET INCREASE IN NET ASSETS                                                                       306,015,798        309,971,166

NET ASSETS:
  Beginning of period                                                                            459,029,674        149,058,508
                                                                                                ------------       ------------
  End of period (Undistributed net investment income $1,858,625 and $1,801,623, respectively.)  $765,045,472       $459,029,674
                                                                                                ============       ============

See accompanying notes

(1) See Note 6 in "Notes to Financial Statements."

FINANCIAL
  HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                           Delaware Diversified Income Fund Class A
------------------------------------------------------------------------------------------------------------------------------------
                                                             Six Months
                                                               Ended                               Year Ended
                                                             4/30/05(1)  10/31/04     10/31/03    10/31/02(4)* 10/31/01*   10/31/00*
                                                            (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                           $8.930      $8.590       $8.960      $9.440       $8.600      $8.550

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(2)                                        0.162       0.377        0.374       0.444        0.541       0.528
Net realized and unrealized gain (loss) on investments
  and foreign currencies                                        0.020       0.450        0.804      (0.001)       0.685       0.077
                                                               ------      ------       ------      ------       ------      ------
Total from investment operations                                0.182       0.827        1.178       0.443        1.226       0.605
                                                               ------      ------       ------      ------       ------      ------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.210)     (0.434)      (1.274)     (0.477)      (0.361)     (0.555)
Net realized gain on investments                               (0.092)     (0.053)      (0.274)     (0.446)      (0.025)         --
                                                               ------      ------       ------      ------       ------      ------
Total dividends and distributions                              (0.302)     (0.487)      (1.548)     (0.923)      (0.386)     (0.555)
                                                               ------      ------       ------      ------       ------      ------

NET ASSET VALUE, END OF PERIOD                                 $8.810      $8.930       $8.590      $8.960       $9.440      $8.600
                                                               ======      ======       ======      ======       ======      ======

TOTAL RETURN(3)                                                 2.03%       9.92%       14.80%       5.39%       14.78%       7.59%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                      $523,917    $294,033      $83,100      $4,391       $8,672      $7,724
Ratio of expenses to average net assets                         1.00%       1.02%        1.00%       0.58%        0.55%       0.54%
Ratio of expenses to average net assets
  prior to expense limitation and expenses paid indirectly      1.13%       1.19%        1.60%       1.11%        0.62%       0.61%
Ratio of net investment income to average net assets            3.65%       4.33%        4.51%       5.09%        6.05%       6.35%
Ratio of net investment income to average net assets
  prior to expense limitation and expenses paid indirectly      3.52%       4.16%        3.91%       4.56%        5.98%       6.28%
Portfolio turnover                                               418%        452%         620%        545%         252%        143%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.

(4) As required, effective November 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that requires amortization of all premiums and discounts on debt securities and the recording of paydown gains and losses on mortgage- and asset-backed securities as an adjustment to interest income. The effect of these changes for the year ended October 31, 2002 was a decrease in net investment income per share of $0.044, an increase in net realized and unrealized gain (loss) per share of $0.044, and a decrease in the ratio of net investment income to average net assets of 0.51%. Per share data and ratios for periods prior to November 1, 2001 have not been restated to reflect these changes in accounting.

*Effective October 28, 2002, Delaware Pooled Trust-The Delaware Diversified Core
 Fixed Income Portfolio ("Pooled Trust Portfolio") was merged into Delaware Adviser Funds-Delaware Diversified Income Fund. The financial highlights for the periods prior to October 28, 2002 reflect the operating history of the Pooled Trust Portfolio. Performance prior to October 28, 2002 does not reflect the impact of distribution and service (12b-1) fees and the higher management and transfer agency fees currently borne by holders of Class A shares.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                          Delaware Diversified Income Fund Class B
--------------------------------------------------------------------------------------------------
                                                             Six Months
                                                               Ended          Year Ended
                                                             4/30/05(1)  10/31/04     10/31/03
                                                            (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                           $8.920      $8.590       $8.960

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(2)                                        0.129       0.312        0.313
Net realized and unrealized gain on investments
  and foreign currencies                                        0.021       0.440        0.807
                                                               ------      ------       ------
Total from investment operations                                0.150       0.752        1.120
                                                               ------      ------       ------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.178)     (0.369)      (1.216)
Net realized gain on investments                               (0.092)     (0.053)      (0.274)
                                                               ------      ------       ------
Total dividends and distributions                              (0.270)     (0.422)      (1.490)
                                                               ------      ------       ------

NET ASSET VALUE, END OF PERIOD                                 $8.800      $8.920       $8.590
                                                               ======      ======       ======

TOTAL RETURN(3)                                                 1.55%       9.10%       14.03%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                       $51,089     $43,335      $16,147
Ratio of expenses to average net assets                         1.75%       1.77%        1.75%
Ratio of expenses to average net assets
  prior to expense limitation and expenses paid indirectly      1.83%       1.89%        2.30%
Ratio of net investment income to average net assets            2.90%       3.58%        3.76%
Ratio of net investment income to average net assets
  prior to expense limitation and expenses paid indirectly      2.82%       3.46%        3.21%
Portfolio turnover                                               418%        452%         620%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

As of October 31, 2002, the Delaware Diversified Income Fund Class B had one share outstanding, representing the initial seed purchase. Shareholder data for this class is not disclosed because management does not believe it to be meaningful.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                Delaware Diversified Income Fund Class C
------------------------------------------------------------------------------------------------------------
                                                             Six Months                          10/28/02(2)
                                                               Ended           Year Ended            to
                                                             4/30/05(1)  10/31/04     10/31/03    10/31/02
                                                            (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                           $8.930      $8.590       $8.960      $8.860

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(3)                                        0.129       0.312        0.315       0.005
Net realized and unrealized gain on investments
  and foreign currencies                                        0.020       0.450        0.798       0.095
                                                               ------      ------       ------      ------
Total from investment operations                                0.149       0.762        1.113       0.100
                                                               ------      ------       ------      ------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.177)     (0.369)      (1.209)         --
Net realized gain on investments                               (0.092)     (0.053)      (0.274)         --
                                                               ------      ------       ------      ------
Total dividends and distributions                              (0.269)     (0.422)      (1.483)         --
                                                               ------      ------       ------      ------

NET ASSET VALUE, END OF PERIOD                                 $8.810      $8.930       $8.590      $8.960
                                                               ======      ======       ======      ======

TOTAL RETURN(4)                                                 1.66%       9.11%       13.95%       1.13%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                      $168,274    $109,911      $48,989         $10
Ratio of expenses to average net assets                         1.75%       1.77%        1.75%       1.75%
Ratio of expenses to average net assets
  prior to expense limitation and expenses paid indirectly      1.83%       1.89%        2.30%          (5)
Ratio of net investment income to average net assets            2.90%       3.58%        3.76%       4.01%
Ratio of net investment income to average net assets
  prior to expense limitation and expenses paid indirectly      2.82%       3.46%        3.21%          (5)
Portfolio turnover                                               418%        452%         620%        545%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) The average shares outstanding method has been applied for per share information.

(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect. Because Class C shares commenced operations only four days prior to the Fund's fiscal year end 2002, the total return noted in the table above is not necessarily representative of the performance of the Class C shares over a longer period of time.

(5) The ratios of expenses and net investment income to average net assets prior to expense limitation and expenses paid indirectly have been omitted as management believes that such ratios for this relatively short period of time are not meaningful.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                          Delaware Diversified Income Fund Class R
--------------------------------------------------------------------------------------------------
                                                             Six Months               6/2/03(2)
                                                               Ended    Year Ended       to
                                                             4/30/05(1)  10/31/04     10/31/03
                                                            (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                           $8.930      $8.590       $8.620

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(3)                                        0.147       0.347        0.142
Net realized and unrealized gain (loss) on investments
  and foreign currencies                                        0.020       0.450       (0.036)
                                                               ------      ------       ------
Total from investment operations                                0.167       0.797        0.106
                                                               ------      ------       ------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.195)     (0.404)      (0.136)
Net realized gain on investments                               (0.092)     (0.053)          --
                                                               ------      ------       ------
Total dividends and distributions                              (0.287)     (0.457)      (0.136)
                                                               ------      ------       ------

NET ASSET VALUE, END OF PERIOD                                 $8.810      $8.930       $8.590
                                                               ======      ======       ======

TOTAL RETURN(4)                                                 1.86%       9.55%        1.24%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                       $16,524      $5,557         $256
Ratio of expenses to average net assets                         1.35%       1.37%        1.35%
Ratio of expenses to average net assets
  prior to expense limitation and expenses paid indirectly      1.43%       1.49%        1.98%
Ratio of net investment loss to average net assets              3.30%       3.98%        4.20%
Ratio of net investment loss to average net assets
  prior to expense limitation and expenses paid indirectly      3.22%       3.86%        3.57%
Portfolio turnover                                               418%        452%         620%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) The average shares outstanding method has been applied for per share information.

(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                   Delaware Diversified Income Fund Institutional Class
-------------------------------------------------------------------------------------------------------
                                                             Six Months
                                                               Ended          Year Ended
                                                             4/30/05(1)  10/31/04     10/31/03
                                                            (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                           $8.930      $8.600       $8.960

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(2)                                        0.173       0.399        0.395
Net realized and unrealized gain on investments
  and foreign currencies                                        0.022        0.439       0.806
                                                               ------      ------       ------
Total from investment operations                                0.195       0.838        1.201
                                                               ------      ------       ------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.223)     (0.455)      (1.287)
Net realized gain on investments                               (0.092)     (0.053)      (0.274)
                                                               ------      ------       ------
Total dividends and distributions                              (0.315)     (0.508)      (1.561)
                                                               ------      ------       ------

NET ASSET VALUE, END OF PERIOD                                 $8.810      $8.930       $8.600
                                                               ======      ======       ======

TOTAL RETURN(3)                                                 2.17%      10.05%       15.10%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                        $5,241      $6,194         $567
Ratio of expenses to average net assets                         0.75%       0.77%        0.75%
Ratio of expenses to average net assets
  prior to expense limitation and expenses paid indirectly      0.83%       0.89%        1.30%
Ratio of net investment income to average net assets            3.90%       4.58%        4.76%
Ratio of net investment income to average net assets
  prior to expense limitation and expenses paid indirectly      3.82%       4.46%        4.21%
Portfolio turnover                                               418%        452%         620%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

As of October 31, 2002, the Delaware Diversified Income Fund Institutional Class had one share outstanding, representing the initial seed purchase. Shareholder data for this class is not disclosed because management does not believe it to be meaningful.

See accompanying notes

NOTES                                           DELAWARE DIVERSIFIED INCOME FUND
  TO FINANCIAL STATEMENTS                       April 30, 2005 (Unaudited)

Delaware Group Adviser Funds (the "Trust") is organized as a Delaware statutory trust and offers two series: Delaware Diversified Income Fund and Delaware U.S. Growth Fund. These financial statements and related notes pertain to the Delaware Diversified Income Fund (the "Fund"). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended. The Fund offers Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a front-end sales charge of up to 4.50%. Class B shares are sold with a contingent deferred sales charge that declines from 4.00% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a contingent deferred sales charge of 1% during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to a limited group of investors.

The investment objective of the Fund is to seek maximum long-term total return, consistent with reasonable risk.

The financial statements and financial highlights presented for periods prior to October 28, 2002 reflect the operating results of the Delaware Pooled Trust - Diversified Core Fixed Income Portfolio ("The Core Portfolio"), which was merged into the Fund effective October 28, 2002.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (NASDAQ), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are normally valued at the last quoted sales price before the Fund is valued. U.S. government and agency securities are valued at the mean between bid and asked prices. Other long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts and forward foreign cross currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and asked prices. Swap agreements and other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or new events).

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting - Investment income and common expenses are allocated to the classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements - The Fund may
invest in a pooled cash account along with other members of the Delaware Investments Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Foreign Currency Transactions - Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of realized gains and losses on investments in debt securities, which are due to changes in the foreign exchange rates from that which are due to changes in market prices of debt securities. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. Withholding taxes on foreign interest have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES
In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.55% on the first $500 million of average daily net assets of the Fund, 0.50% on the next $500 million, 0.45% on the next $1.5 billion and 0.425% on average daily net assets in excess $2.5 billion.

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs and extraordinary expenses, do not exceed 0.75% of average daily net assets of the Fund through December 31, 2005.

NOTES                                           DELAWARE DIVERSIFIED INCOME FUND
  TO FINANCIAL STATEMENTS (CONTINUED)

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES (continued)
Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Fund pays DSC a monthly fee based on average net assets subject to certain minimums for accounting and administration services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares and 0.60% of the average daily net assets of Class R shares. Institutional Class shares pay no distribution and service expenses. DDLP has contracted to waive distribution and service fees through December 31, 2005, in order to prevent distribution and service fees of Class A shares from exceeding 0.25% of average daily net assets.

At April 30, 2005, the Fund had receivables from or liabilities payable to affiliates as follows:

  Investment management fee payable to DMC                     $252,429
  Dividend disbursing, transfer agent, accounting, and
    administration fees and other expenses payable to DSC       186,495
  Other expenses payable to DMC and affiliates*                  49,934

*DMC as part of its administrative services pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses included items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees' fees.

As provided in the investment management agreement, the Fund bears the costs of certain legal services expenses, including internal legal services provided to the Fund by DMC employees. For the six months ended April 30, 2005, the Fund was charged $19,233 for internal legal services provided by DMC.

For the six months ended April 30, 2005, DDLP earned $168,300 for commissions on sales of the Fund's Class A shares.

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Fund.

3. INVESTMENTS
For the six months ended April 30, 2005, the Fund made purchases of $1,024,299,835 and sales of $795,897,609 of investment securities other than U.S. government securities and short-term investments. For the six months ended April 30, 2005, the Fund made purchases of $463,902,996 and sales of $414,546,310 of U.S. government securities.

At April 30, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At April 30, 2005, the cost of investments was $786,762,694. At April 30, 2005, the net unrealized depreciation/appreciation was $1,909,662 of which $10,159,762 related to unrealized appreciation of investments and $8,250,100 related to unrealized depreciation of investments.

4. DIVIDENDS AND DISTRIBUTION INFORMATION
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S generally accepted accounting principals. Additionally, gains (losses) on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended April 30, 2005 and the year ended October 31, 2004 was as follows:

                                                 Six Months          Year
                                                   Ended             Ended
                                                  4/30/05*          10/31/04
                                                  --------          --------
  Ordinary income                               $17,969,315       $14,840,103
  Long-term capital gain                            803,153           198,064
                                                -----------       -----------
  Total                                         $18,772,468       $15,038,167
                                                ===========       ===========

*Tax information for the period ended April 30, 2005 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of April 30, 2005, the estimated components of net assets on a tax basis were as follows:

  Shares of beneficial interest                        $765,521,220
  Undistributed ordinary income                           2,029,054
  Capital loss carryforwards                             (4,484,368)
  Unrealized appreciation/depreciation
    of investments and foreign currencies                 1,979,566
                                                       ------------
  Net assets                                           $765,045,472
                                                       ============

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, mark-to-market on futures contracts, mark-to-market on forward foreign currency contracts, and tax treatment of market discount and premium on debt instruments.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. For the six months ended April 30, 2005, the Fund recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end. Reclassifications are primarily due to tax treatment of net operating losses, gain (loss) on foreign currency transactions, market discount and premium on certain debt instruments and paydowns of mortgage and asset-backed securities. Results of operations and net assets were not affected by these reclassifications.

  Undistributed net investment income                    $3,044,533
  Accumulated realized loss                              (3,044,533)

For federal income tax purposes, capital loss carryforwards maybe carried forward and applied against future capital gains. Capital loss carryforwards remaining at October 31, 2004 will expire as follows: $3,755,300 in 2008 and $2,131,045 expires in 2009. For the six months ended April 30, 2005, the Fund had capital gains of $1,401,977 which may reduce the capital loss carryforwards.

NOTES                                           DELAWARE DIVERSIFIED INCOME FUND
  TO FINANCIAL STATEMENTS (CONTINUED)

5. CAPITAL SHARES
Transactions in capital shares were as follows:

                                                     Six Months        Year
                                                        Ended          Ended
                                                       4/30/05        10/31/04
Shares sold:
  Class A                                             30,456,454     27,354,666
  Class B                                              1,344,669      2,109,976
  Class C                                              7,617,324      7,769,631
  Class R                                              1,453,586        734,323
  Institutional Class                                    381,113        696,331

Shares issued upon reinvestment
  of dividends and distributions:
  Class A                                              1,211,950        859,216
  Class B                                                109,354        109,859
  Class C                                                358,858        323,776
  Class R                                                 31,497         12,185
  Institutional Class                                     10,129         17,262
                                                      ----------     ----------
                                                      42,974,934     39,987,225
                                                      ----------     ----------
Shares issued from merger(1):
  Class A                                                     --      1,234,306
  Class B                                                     --      1,452,711
  Class C                                                     --        357,527
  Institutional Class                                         --          1,496
                                                      ----------     ----------
                                                              --      3,046,040
                                                      ----------     ----------
Shares repurchased:
  Class A                                             (5,129,255)    (6,189,993)
  Class B                                               (506,932)      (696,661)
  Class C                                             (1,183,629)    (1,841,758)
  Class R                                               (231,872)      (153,884)
  Institutional Class                                   (490,008)       (87,491)
                                                      ----------     ----------
                                                      (7,541,696)    (8,969,787)
                                                      ----------     ----------
Net increase                                          35,433,238     34,063,478
                                                      ==========     ==========

(1) See Note 6.

6. FUND MERGER
Effective March 26, 2004, the Fund acquired all of the assets and assumed all of the liabilities of the Delaware Strategic Income Fund, an open-end investment company, pursuant to a Plan and Agreement of Reorganization (the "Reorganization"). The shareholders of Delaware Strategic Income Fund received shares of the respective class of the Fund equal to the aggregate net asset value of their shares prior to the Reorganization based on the net asset value per share of the respective classes of the Fund.

The Reorganization was treated as a non-taxable event and, accordingly, the Fund's basis in the securities acquired reflected the historical cost basis as of the date of transfer. The net assets, net unrealized appreciation and accumulated realized losses of Delaware Strategic Income as of the close of business on March 26, 2004 were as follows:

                                                    Net           Accumulated
                                                 Unrealized      Net Realized
                                Net Assets      Appreciation         Loss
                                ----------      ------------     ------------
Delaware Strategic
  Income Fund                  $26,756,119       $1,931,900      $(10,075,865)

The net assets of the Fund prior to the reorganization were $273,137,492.

7. LINE OF CREDIT
The Fund, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participates in a $183,100,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Fund had no amount outstanding as of April 30, 2005, or at any time during the period.

8. FOREIGN EXCHANGE CONTRACTS
The Fund may enter into forward foreign currency exchange contracts and forward foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies.

The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange contracts and forward foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts and forward foreign cross currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

9. FUTURES CONTRACTS
The Fund may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. (In some cases, due to the form of the futures agreement, initial margin is held in a segregated account with the Fund's custodian, rather than directly with the broker.) Subsequent payments are received from the broker or paid to the broker (or added to the segregated account) each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments.

NOTES                                           DELAWARE DIVERSIFIED INCOME FUND
  TO FINANCIAL STATEMENTS (CONTINUED)

10. SWAP AGREEMENTS
During the six months ended April 30, 2005, The Fund entered into total return swap agreements in accordance with its investment objectives. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Total return swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Fund will make a payment to the counterparty. The change in value of swap agreements outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap agreement.

11. CREDIT AND MARKET RISKS
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds from sales of securities by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest up to 60% of net assets in high-yield fixed income securities, which carry ratings of BB or lower by S&P and/or Ba or lower by Moody's Investors Service, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in fixed-income securities whose value is derived from an underlying pool of mortgages or consumer loans. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities, which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Fund's yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. At April 30, 2005 144A securities represented approximately 8.96% of total assets. 144A securities comprising 0.34% of total assets have been determined to be illiquid under the Fund's Liquidity Procedures. While maintaining oversight, The Board of Trustees has delegated the investment advisor the day-to-day functions of determining whether individual Rule 144A securities are liquid for purposes of a fund's limitation on investments in illiquid assets. Illiquid securities, if any, have been denoted on the Statement of Net Assets.

12. CONTRACTUAL OBLIGATIONS
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.

OTHER                                           DELAWARE DIVERSIFIED INCOME FUND
  FUND INFORMATION

The shareholders of Delaware Diversified Income Fund (the "Trust") voted on the following proposals at the special meeting of shareholders on March 23, 2005 or as adjourned. The description of each proposal and number of shares voted are as follows:

1. To elect the 9 nominees specified as Trustees.

                                                                 Shares Voted
                                    Shares Voted For          Withheld Authority
                                    ----------------          ------------------
Thomas L. Bennett                      27,617,810                   685,665
Jude T. Driscoll                       27,623,017                   680,458
John A. Fry                            27,611,272                   692,203
Anthony D. Knerr                       27,618,835                   684,640
Lucinda S. Landreth                    27,620,603                   682,872
Ann R. Leven                           27,616,434                   687,041
Thomas F. Madison                      27,613,704                   689,771
Janet L. Yeomans                       27,634,026                   669,449
J. Richard Zecher                      27,616,267                   687,208

2. To approve the use of a "manager of managers" structure whereby the investment manager of the funds of the Trust will be able to hire and replace subadvisers without shareholder approval.

                                       For         Against      Abstain     Broker Non-Votes
                                       ---         -------      -------     ----------------
Delaware Diversified Income Fund    21,290,949     946,079      714,564        5,351,883

Delaware
Investments(R)
-----------------------------------
A member of Lincoln Financial Group

This semiannual report is for the information of Delaware Diversified Income Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Diversified Income Fund and the Delaware Investments Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the Fund. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

BOARD OF TRUSTEES                            AFFILIATED OFFICERS                         CONTACT INFORMATION
JUDE T. DRISCOLL                             MICHAEL P. BISHOF                           INVESTMENT MANAGER
Chairman                                     Senior Vice President and                   Delaware Management Company
Delaware Investments Family of Funds         Chief Financial Officer                     Philadelphia, PA
Philadelphia, PA                             Delaware Investments Family of Funds
                                             Philadelphia, PA                            NATIONAL DISTRIBUTOR
THOMAS L. BENNETT                                                                        Delaware Distributors, L.P.
Private Investor                             RICHELLE S. MAESTRO                         Philadelphia, PA
Rosemont, PA                                 Executive Vice President,
                                             Chief Legal Officer and Secretary           SHAREHOLDER SERVICING, DIVIDEND
JOHN A. FRY                                  Delaware Investments Family of Funds        DISBURSING AND TRANSFER AGENT
President                                    Philadelphia, PA                            Delaware Service Company, Inc.
Franklin & Marshall College                                                              2005 Market Street
Lancaster, PA                                JOHN J. O'CONNOR                            Philadelphia, PA 19103-7094
                                             Senior Vice President and Treasurer
ANTHONY D. KNERR                             Delaware Investments Family of Funds        FOR SHAREHOLDERS
Managing Director                            Philadelphia, PA                            800 523-1918
Anthony Knerr & Associates
New York, NY                                                                             FOR SECURITIES DEALERS AND FINANCIAL
                                                                                         INSTITUTIONS REPRESENTATIVES ONLY
LUCINDA S. LANDRETH                                                                      800 362-7500
Former Chief Investment Officer
Assurant, Inc.                                                                           WEB SITE
Philadelphia, PA                                                                         www.delawareinvestments.com

ANN R. LEVEN
Former Treasurer/Chief Fiscal Officer
National Gallery of Art
Washington, DC

THOMAS F. MADISON
President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

JANET L. YEOMANS
Vice President/Mergers & Acquisitions
3M Corporation
St. Paul, MN

J. RICHARD ZECHER
Founder
Investor Analytics
Scottsdale, AZ

--------------------------------------------------------------------------------
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918; (ii) on the Fund's Web site at http://www.delawareinvestments.com; and (iii) on the Commission's Web site at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund's Web site at http://www.delawareinvestments.com; and (ii) on the Commission's Web site at http://www.sec.gov.
--------------------------------------------------------------------------------


(9429)                                                        Printed in the USA
SA-189 [4/05] IVES 6/05 J05-05-083                                       PO10198

                                            Delaware
                                            Investments(R)
                                            -----------------------------------
GROWTH-EQUITY                               A member of Lincoln Financial Group





SEMIANNUAL REPORT APRIL 30, 2005
--------------------------------------------------------------------------------
                  DELAWARE U.S. GROWTH FUND






[LOGO]
POWERED BY RESEARCH.(SM)

TABLE
  OF CONTENTS

-----------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES                                     1
-----------------------------------------------------------------
SECTOR ALLOCATION                                               2
-----------------------------------------------------------------
FINANCIAL STATEMENTS:

  Statement of Net Assets                                       3

  Statement of Operations                                       4

  Statements of Changes in Net Assets                           5

  Financial Highlights                                          6

  Notes to Financial Statements                                11
-----------------------------------------------------------------
OTHER FUND INFORMATION                                         13
-----------------------------------------------------------------


    Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

    Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor.

(C) 2005 Delaware Distributors, L.P.

DISCLOSURE                     For the Period November 1, 2004 to April 30, 2005
  OF FUND EXPENSES

As a shareholder of the Fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2004 to April 30, 2005.

ACTUAL EXPENSES
The first section of the table shown, "Actual Fund Return," provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund's actual expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

DELAWARE U.S. GROWTH FUND
EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000

                                                                                                   Expenses
                                                           Beginning    Ending                    Paid During
                                                            Account     Account       Annualized    Period
                                                             Value       Value          Expense    11/1/04 to
                                                            11/1/04     4/30/05          Ratio      4/30/05*
-------------------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                                                    $1,000.00   $1,021.70         1.40%         $7.02
Class B                                                     1,000.00    1,017.50         2.10%         10.50
Class C                                                     1,000.00    1,018.10         2.10%         10.51
Class R                                                     1,000.00    1,019.80         1.70%          8.51
Institutional Class                                         1,000.00    1,022.60         1.10%          5.52
-------------------------------------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (5% return before expenses)
Class A                                                    $1,000.00   $1,017.85         1.40%         $7.00
Class B                                                     1,000.00    1,014.38         2.10%         10.49
Class C                                                     1,000.00    1,014.38         2.10%         10.49
Class R                                                     1,000.00    1,016.36         1.70%          8.50
Institutional Class                                         1,000.00    1,019.34         1.10%          5.51
-------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

SECTOR ALLOCATION                                           As of April 30, 2005
  DELAWARE U.S. GROWTH FUND

The SEC adopted a requirement that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semiannual shareholder reports, whether or not a schedule of investments is utilized. The following chart lists the Fund's categories of portfolio holdings as a percentage of total net assets and is provided in compliance with such requirement.

                                                            PERCENTAGE
SECTOR                                                     OF NET ASSETS
------------------------------------------------------------------------
COMMON STOCK                                                   99.32%
------------------------------------------------------------------------
Basic Industry/Capital Goods                                    3.40%

Business Services                                              18.40%

Consumer Non-Durables                                          14.91%

Consumer Services                                              20.52%

Financial                                                       3.65%

Healthcare                                                     17.89%

Technology                                                     12.30%

Telecommunications                                              8.25%
------------------------------------------------------------------------
REPURCHASE AGREEMENTS                                           0.12%
------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES                               99.44%
------------------------------------------------------------------------
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES                 0.56%
------------------------------------------------------------------------
TOTAL NET ASSETS                                              100.00%
------------------------------------------------------------------------

STATEMENT                                             DELAWARE U.S. GROWTH FUND
  OF NET ASSETS                                       April 30, 2005 (Unaudited)

                                                       Number of       Market
                                                        Shares         Value
COMMON STOCK - 99.32%
Basic Industry/Capital Goods - 3.40%
  Praxair                                                50,500      $ 2,364,915
                                                                     -----------
                                                                       2,364,915
                                                                     -----------
Business Services - 18.40%
  Expeditors International Washington                    50,500        2,480,055
  First Data                                             86,000        3,270,580
  Moody's                                                27,000        2,217,780
  Paychex                                                77,500        2,371,500
  United Parcel Service Class B                          34,500        2,460,195
                                                                     -----------
                                                                      12,800,110
                                                                     -----------
Consumer Non-Durables - 14.91%
  Gillette                                               47,500        2,452,900
  Staples                                               140,000        2,669,800
  Wal-Mart Stores                                        52,000        2,451,280
  Walgreen                                               65,000        2,798,900
                                                                     -----------
                                                                      10,372,880
                                                                     -----------
Consumer Services - 20.52%
 +eBay                                                   64,500        2,046,585
  International Game Technology                          93,500        2,514,215
 +Liberty Media International Class A                    62,000        2,571,140
  Marriott International Class A                         10,000          627,500
 +MGM MIRAGE                                             26,500        1,849,965
 +Weight Watchers International                          52,000        2,171,000
 +XM Satellite Radio Holdings Class A                    90,000        2,496,600
                                                                     -----------
                                                                      14,277,005
                                                                     -----------
Financial - 3.65%
  Chicago Mercantile Exchange                            13,000        2,541,760
                                                                     -----------
                                                                       2,541,760
                                                                     -----------
Healthcare - 17.89%
  Allergan                                               37,000        2,604,430
 +Genentech                                              50,000        3,547,000
  UnitedHealth Group                                     15,000        1,417,650
 +WellPoint                                              17,500        2,235,625
 +Zimmer Holdings                                        32,500        2,646,150
                                                                     -----------
                                                                      12,450,855
                                                                     -----------
Technology - 12.30%
 +Intuit                                                 54,500        2,196,350
 +Lexmark International Class A                          25,000        1,736,250
  Microsoft                                             114,500        2,896,850
 +NAVTEQ                                                    900           32,778
 +SanDisk                                                71,500        1,694,550
                                                                     -----------
                                                                       8,556,778
                                                                     -----------
Telecommunications - 8.25%
 +NEXTEL Communications Class A                          60,000        1,679,400
  QUALCOMM                                              116,500        4,064,685
                                                                     -----------
                                                                       5,744,085
                                                                     -----------
TOTAL COMMON STOCK (cost $68,318,752)                                 69,108,388
                                                                     -----------

                                                       Principal       Market
                                                        Amount         Value
REPURCHASE AGREEMENT - 0.12%
  With BNP Paribas 2.84% 5/2/05
    (dated 4/29/05, to be repurchased
    at $44,060, collateralized by $6,480
    U.S. Treasury Bills due 8/11/05, market
    value $6,430, $6,420 U.S. Treasury Bills
    due 8/18/05, market value $6,363 and
    $32,450 U.S. Treasury Bills due 8/25/05,
    market value $32,147)                               $44,050    $     44,050
  With UBS Warburg 2.82% 5/2/05
    (dated 4/29/05, to be repurchased
    at $36,959, collateralized by $7,310
    U.S. Treasury Notes 1.50% due 3/31/06,
    market value $7,206, $6,480 U.S. Treasury
    Notes 2.25% due 4/30/06, market value
    $6,484, $19,710 U.S. Treasury Notes 2.75%
    due 6/30/06, market value $19,758 and
    $4,310 U.S. Treasury Notes 2.375% due
    8/15/06, market value $4,274)                        36,950          36,950
                                                                   ------------
TOTAL REPURCHASE AGREEMENTS (cost $81,000)                               81,000
                                                                   ------------

TOTAL MARKET VALUE OF SECURITIES - 99.44%
  (cost $68,399,752)                                                 69,189,388
RECEIVABLES AND OTHER ASSETS
  NET OF LIABILITIES - 0.56%                                            392,156
                                                                   ------------
NET ASSETS APPLICABLE TO 6,658,586 SHARES
  OUTSTANDING - 100.00%                                            $ 69,581,544
                                                                   ------------

Net Asset Value - Delaware U.S. Growth Fund
  Class A ($32,713,842 / 3,013,815 Shares)                               $10.85
                                                                         ------
Net Asset Value - Delaware U.S. Growth Fund
  Class B ($26,784,929 / 2,715,315 Shares)                               $ 9.86
                                                                         ------
Net Asset Value - Delaware U.S. Growth Fund
  Class C ($7,270,733 / 680,127 Shares)                                  $10.69
                                                                         ------
Net Asset Value - Delaware U.S. Growth Fund
  Class R ($284,308/26,322 Shares)                                       $10.80
                                                                         ------
Net Asset Value - Delaware U.S. Growth Fund
  Institutional Class ($2,527,732 / 223,007 Shares)                      $11.33
                                                                         ------

COMPONENTS OF NET ASSETS AT APRIL 30, 2005:
Shares of beneficial interest
  (unlimited authorization - no par)                               $143,455,701
Undistributed net investment income                                     123,803
Accumulated net realized loss on investments                        (74,787,596)
Net unrealized appreciation of investments                              789,636
                                                                   ------------
Total net assets                                                   $ 69,581,544
                                                                   ============

+Non-income producing security for the period ended April 30, 2005.

NET ASSET VALUE AND OFFERING PRICE PER SHARE -
  DELAWARE U.S. GROWTH FUND
Net asset value Class A (A)                                              $10.85
Sales charge (5.75% of offering price) (B)                                 0.66
                                                                         ------
Offering price                                                           $11.51
                                                                         ======

(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon redemption or repurchase of shares.

(B) See the current prospectus for purchases of $50,000 or more.

See accompanying notes

STATEMENT                            DELAWARE U.S. GROWTH FUND
  OF OPERATIONS                      Six Months Ended April 30, 2005 (Unaudited)

INVESTMENT INCOME:
  Dividends                                                         $782,744
  Interest                                                            18,542
  Foreign tax withheld                                                  (882)   $  800,404
                                                                    --------    ----------

EXPENSES:
  Management fees                                                    251,999
  Dividend disbursing and transfer agent fees and expenses           214,435
  Distribution expenses -- Class A                                    64,179
  Distribution expenses -- Class B                                   149,476
  Distribution expenses -- Class C                                    41,502
  Distribution expenses -- Class R                                       812
  Registration fees                                                   39,091
  Accounting and administration expenses                              12,716
  Legal and professional fees                                          7,809
  Insurance fees                                                       3,547
  Trustees' fees                                                       1,879
  Pricing fees                                                         1,606
  Reports and statements to shareholders                               1,014
  Custodian fees                                                         497
  Taxes (other than taxes on income)                                     438
  Other                                                                   22       791,022
                                                                    --------
  Less expenses absorbed or waived                                                (105,156)
  Less waiver of distribution expenses -- Class A                                   (9,168)
  Less expenses paid indirectly                                                        (97)
                                                                                ----------
  Total expenses                                                                   676,601
                                                                                ----------
NET INVESTMENT INCOME                                                              123,803
                                                                                ----------

Net Realized and Unrealized Gain (Loss) on Investments:
  Net realized gain on investments                                               2,540,651
  Net change in unrealized appreciation/depreciation of investments               (559,788)
                                                                                ----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                                  1,980,863
                                                                                ----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                            $2,104,666
                                                                                ==========

See accompanying notes

STATEMENTS                                             DELAWARE U.S. GROWTH FUND
  OF CHANGES IN NET ASSETS

                                                                                                     Six Months          Year
                                                                                                        Ended            Ended
                                                                                                       4/30/05         10/31/04
                                                                                                     (Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income/(loss)                                                                       $   123,803      $  (944,428)
  Net realized gain on investments                                                                     2,540,651        7,339,354
  Net change in unrealized appreciation/depreciation of investments                                     (559,788)      (8,644,053)
                                                                                                     -----------      -----------
  Net increase (decrease) in net assets resulting from operations                                      2,104,666       (2,249,127)
                                                                                                     -----------      -----------

CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold:
    Class A                                                                                            3,268,783        9,632,960
    Class B                                                                                            1,141,890        2,807,820
    Class C                                                                                              887,617        2,411,897
    Class R                                                                                               79,103          102,773
    Institutional Class                                                                                  363,951        1,105,657
                                                                                                     -----------      -----------
                                                                                                       5,741,344       16,061,107
                                                                                                     -----------      -----------
  Cost of shares repurchased:
    Class A                                                                                           (9,975,895)     (31,112,107)
    Class B                                                                                           (5,780,318)     (10,886,217)
    Class C                                                                                           (2,205,230)      (4,398,931)
    Class R                                                                                              (44,277)         (41,867)
    Institutional Class                                                                                 (581,079)     (25,891,114)
                                                                                                     -----------      -----------
                                                                                                     (18,586,799)     (72,330,236)
                                                                                                     -----------      -----------
Decrease in net assets derived from capital share transactions                                       (12,845,455)     (56,269,129)
                                                                                                     -----------      -----------
NET DECREASE IN NET ASSETS                                                                           (10,740,789)     (58,518,256)

NET ASSETS:
  Beginning of period                                                                                 80,322,333      138,840,589
                                                                                                     -----------      -----------
  End of period (including undistributed net investment income of $123,803 and $ --, respectively)   $69,581,544      $80,322,333
                                                                                                     ===========      ===========

See accompanying notes

FINANCIAL
  HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                              Delaware U.S. Growth Fund Class A
------------------------------------------------------------------------------------------------------------------------------------
                                                            Six Months
                                                               Ended                             Year Ended
                                                             4/30/05(1)  10/31/04     10/31/03    10/31/02     10/31/01    10/31/00
                                                            (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                          $10.620     $10.840      $ 9.260     $11.800      $19.390     $15.310

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss(2)                                  0.035      (0.064)      (0.039)     (0.058)      (0.045)     (0.171)
Net realized and unrealized gain (loss) on investments          0.195      (0.156)       1.619      (2.482)      (7.314)      4.843
                                                              -------     -------      -------     -------      -------     -------
Total from investment operations                                0.230      (0.220)       1.580      (2.540)      (7.359)      4.672
                                                              -------     -------      -------     -------      -------     -------

LESS DIVIDENDS AND DISTRIBUTIONS:
From net realized gain on investments                              --          --           --          --       (0.231)     (0.592)
                                                              -------     -------      -------     -------      -------     -------
Total dividends and distributions                                  --          --           --          --       (0.231)     (0.592)
                                                              -------     -------      -------     -------      -------     -------

NET ASSET VALUE, END OF PERIOD                                $10.850     $10.620      $10.840     $ 9.260      $11.800     $19.390
                                                              =======     =======      =======     =======      =======     =======

TOTAL RETURN(3)                                                 2.17%      (2.03%)      17.06%     (21.53%)     (38.36%)     30.84%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                       $32,714     $38,339      $60,934     $51,887      $66,897    $102,791
Ratio of expenses to average net assets                         1.40%       1.40%        1.40%       1.40%        1.46%       1.60%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                       1.73%       2.15%        2.28%       1.88%        1.70%       1.60%
Ratio of net investment loss to average net assets              0.66%      (0.59%)      (0.40%)     (0.51%)      (0.30%)     (0.87%)
Ratio of net investment loss to average net assets prior
  to expense limitation and expenses paid indirectly            0.33%      (1.34%)      (1.28%)     (0.99%)      (0.54%)     (0.87%)
Portfolio turnover                                               211%        158%          77%        103%          70%        111%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager and the distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                              Delaware U.S. Growth Fund Class B
------------------------------------------------------------------------------------------------------------------------------------
                                                            Six Months
                                                               Ended                             Year Ended
                                                             4/30/05(1)  10/31/04     10/31/03    10/31/02     10/31/01    10/31/00
                                                            (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                           $9.690      $9.950       $8.560     $10.990      $18.200     $14.500

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(2)                                             --      (0.132)      (0.100)     (0.131)      (0.138)     (0.297)
Net realized and unrealized gain (loss) on investments          0.170      (0.128)       1.490      (2.299)      (6.841)      4.589
                                                               ------      ------       ------     -------      -------     -------
Total from investment operations                                0.170      (0.260)       1.390      (2.430)      (6.979)      4.292
                                                               ------      ------       ------     -------      -------     -------

LESS DIVIDENDS AND DISTRIBUTIONS:
From net realized gain on investments                              --          --           --          --       (0.231)     (0.592)
                                                               ------      ------       ------     -------      -------     -------
Total dividends and distributions                                  --          --           --          --       (0.231)     (0.592)
                                                               ------      ------       ------     -------      -------     -------

NET ASSET VALUE, END OF PERIOD                                 $9.860      $9.690       $9.950     $ 8.560      $10.990     $18.200
                                                               ======      ======       ======     =======      =======    ========

TOTAL RETURN(3)                                                 1.75%      (2.61%)      16.24%     (22.11%)     (38.79%)     29.91%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                       $26,785     $30,686      $39,613     $40,196      $62,658     $92,827
Ratio of expenses to average net assets                         2.10%       2.10%        2.10%       2.10%        2.16%       2.30%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                       2.38%       2.80%        2.94%       2.58%        2.40%       2.30%
Ratio of net investment loss to average net assets             (0.04%)     (1.29%)      (1.10%)     (1.21%)      (1.00%)     (1.57%)
Ratio of net investment loss to average net assets prior
  to expense limitation and expenses paid indirectly           (0.32%)     (1.99%)      (1.94%)     (1.69%)      (1.24%)     (1.57%)
Portfolio turnover                                               211%        158%          77%        103%          70%        111%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                              Delaware U.S. Growth Fund Class C
------------------------------------------------------------------------------------------------------------------------------------
                                                            Six Months
                                                               Ended                             Year Ended
                                                             4/30/05(1)  10/31/04     10/31/03    10/31/02     10/31/01    10/31/00
                                                            (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                          $10.500     $10.790      $ 9.280     $11.910      $19.700     $15.650

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(2)                                         (0.004)     (0.140)      (0.108)     (0.139)      (0.148)     (0.311)
Net realized and unrealized gain (loss) on investments          0.194      (0.150)       1.618      (2.491)      (7.411)      4.953
                                                              -------     -------      -------     -------      -------     -------
Total from investment operations                                0.190      (0.290)       1.510      (2.630)      (7.559)      4.642
                                                              -------     -------      -------     -------      -------     -------

LESS DIVIDENDS AND DISTRIBUTIONS:
From net realized gain on investments                              --          --           --          --       (0.231)     (0.592)
                                                              -------     -------      -------     -------      -------     -------
Total dividends and distributions                                  --          --           --          --       (0.231)     (0.592)
                                                              -------     -------      -------     -------      -------     -------

NET ASSET VALUE, END OF PERIOD                                $10.690     $10.500      $10.790     $ 9.280      $11.910     $19.700
                                                              =======     =======      =======     =======      =======     =======

TOTAL RETURN(3)                                                 1.81%      (2.69%)      16.27%     (22.08%)     (38.78%)     29.95%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                        $7,271      $8,387      $10,684     $10,792      $14,959     $19,412
Ratio of expenses to average net assets                         2.10%       2.10%        2.10%       2.10%        2.16%       2.30%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                       2.38%       2.80%        2.94%       2.58%        2.40%       2.30%
Ratio of net investment loss to average net assets             (0.04%)     (1.29%)      (1.10%)     (1.21%)      (1.00%)     (1.57%)
Ratio of net investment loss to average net assets prior
  to expense limitation and expenses paid indirectly           (0.32%)     (1.99%)      (1.94%)     (1.69%)      (1.24%)     (1.57%)
Portfolio turnover                                               211%        158%          77%        103%          70%        111%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                              Delaware U.S. Growth Fund Class R
-----------------------------------------------------------------------------------------------
                                                                                       Period
                                                             Six Months               6/2/03(1)
                                                               Ended    Year Ended       to
                                                             4/30/05(2)  10/31/04     10/31/03
                                                            (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                          $10.590     $10.830      $10.120

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(3)                                 0.018      (0.097)      (0.033)
Net realized and unrealized gain (loss) on investments          0.192      (0.143)       0.743
                                                              -------     -------      -------
Total from investment operations                                0.210      (0.240)       0.710
                                                              -------     -------      -------

NET ASSET VALUE, END OF PERIOD                                $10.800     $10.590      $10.830
                                                              =======     =======      =======

TOTAL RETURN(4)                                                 1.98%      (2.22%)       7.02%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                          $284        $245         $189
Ratio of expenses to average net assets                         1.70%       1.70%        1.70%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                       1.98%       2.40%        2.71%
Ratio of net investment loss to average net assets              0.35%      (0.89%)      (0.76%)
Ratio of net investment loss to average net assets prior
  to expense limitation and expenses paid indirectly            0.08%      (1.59%)      (1.77%)
Portfolio turnover                                               211%        158%          77%

(1) Date of commencement of operations; ratios have been annualized and total return has not been annualized.

(2) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) The average shares outstanding method has been applied for per share information.

(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                         Delaware U.S. Growth Fund Institutional Class
------------------------------------------------------------------------------------------------------------------------------------
                                                            Six Months
                                                               Ended                             Year Ended
                                                             4/30/05(1)  10/31/04     10/31/03    10/31/02     10/31/01    10/31/00
                                                            (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                          $11.080     $11.270      $ 9.600     $12.190      $19.970     $15.710

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(2)                                          0.051      (0.031)      (0.010)     (0.024)          --      (0.111)
Net realized and unrealized gain (loss) on investments          0.199      (0.159)       1.680      (2.566)      (7.549)      4.963
                                                              -------     -------      -------     -------      -------     -------
Total from investment operations                                0.250      (0.190)       1.670      (2.590)      (7.549)      4.852
                                                              -------     -------      -------     -------      -------     -------

LESS DIVIDENDS AND DISTRIBUTIONS:
From net realized gain on investments                              --          --           --          --       (0.231)     (0.592)
                                                              -------     -------      -------     -------      -------     -------
Total dividends and distributions                                  --          --           --          --       (0.231)     (0.592)
                                                              -------     -------      -------     -------      -------     -------

NET ASSET VALUE, END OF PERIOD                                $11.330     $11.080      $11.270      $9.600      $12.190     $19.970
                                                              =======     =======      =======     =======      =======     =======

TOTAL RETURN(3)                                                 2.26%      (1.69%)      17.40%     (21.25%)     (38.20%)     31.21%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                        $2,528      $2,666      $27,420     $30,575      $42,302     $71,726
Ratio of expenses to average net assets                         1.10%       1.10%        1.10%       1.10%        1.16%       1.30%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                       1.38%       1.80%        1.94%       1.58%        1.40%       1.30%
Ratio of net investment loss to average net assets              0.96%      (0.29%)      (0.10%)     (0.21%)       0.00%      (0.57%)
Ratio of net investment loss to average net assets prior
  to expense limitation and expenses paid indirectly            0.68%      (0.99%)      (0.94%)     (0.69%)      (0.24%)     (0.57%)
Portfolio turnover                                               211%        158%          77%        103%          70%        111%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

NOTES                                                 DELAWARE U.S. GROWTH FUND
  TO FINANCIAL STATEMENTS                             April 30, 2005 (Unaudited)

Delaware Group Adviser Funds (the "Trust") is organized as a Delaware statutory trust and offers two series, the Delaware U.S. Growth Fund and the Delaware Diversified Income Fund. These financial statements and the related notes pertain to the Delaware U.S. Growth Fund (the "Fund"). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended. The Fund offers Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a front-end sales charge of up to 5.75%. Class B shares are sold with a contingent deferred sales charge that declines from 4.00% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately 8 years after purchase. Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to a limited group of investors.

The investment objective of the Fund is to seek to maximize capital appreciation by investing in companies of all sizes which have low dividend yields, strong balance sheets and high expected earnings growth rates relative to their industry.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation -- Equity securities, except those traded on the Nasdaq Stock Market, Inc. (NASDAQ), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees.

Federal Income Taxes -- The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting -- Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements -- The Fund may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other -- Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The earnings credits for the six months ended April 30, 2005 were approximately $98. The expense paid under the above arrangement is included in custodian fees on the Statement of Operations with the corresponding expense offset shown as "expenses paid indirectly."

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES
In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.65% on the first $500 million of average daily net assets of the Fund, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs and extraordinary expenses, do not exceed 0.75% of average daily net assets of the Fund through April 30, 2006. Prior to April 14, 2005 DMC had contractually agreed to waive its fees in order to prevent such expenses from exceeding 1.10% of the average daily net assets of the Fund.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Fund pays DSC a monthly fee based on average net assets subject to certain minimums for accounting and administration services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.35% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares and 0.60% of the average daily net assets of Class R shares. DDLP has elected to waive its distribution and services fees through April 30, 2006 in order to prevent distribution fees of Class A shares from exceeding 0.30% of average daily net assets. Institutional Class shares pay no distribution and service expenses.

At April 30, 2005, the Fund had liabilities payable to affiliates as follows:

  Investment management fee payable to DMC                   $42,139
  Dividend disbursing, transfer agent, accounting and
    administration fees and other expenses payable to DSC     74,837
  Other expenses payable to DMC and affiliates*               49,945

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees' fees.

NOTES                                                  DELAWARE U.S. GROWTH FUND
  TO FINANCIAL STATEMENTS (CONTINUED)

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES (continued)
As provided in the investment management agreement, the Fund bears the cost of certain legal services expenses, including internal legal services provided to the Fund by DMC employees. For the six months ended April 30, 2005, the Fund was charged $2,229 for internal legal services provided by DMC.

For the six months ended April 30, 2005, DDLP earned $5,898 for commissions on sales of the Fund's Class A shares.

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Fund.

3. INVESTMENTS
For the six months ended April 30, 2005, the Fund made purchases of $79,150,488 and sales of $90,276,637 of investment securities other than short-term investments.

At April 30, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At April 30, 2005, the cost of investments was $68,617,626. At April 30, 2005 the net unrealized appreciation was $571,762 of which $2,104,132 related to unrealized appreciation of investments and $1,532,370 related to unrealized depreciation of investments.

4. DIVIDEND AND DISTRIBUTION INFORMATION
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. There were no dividends and distributions paid during the six months ended April 30, 2005 and the year ended October 31, 2004.

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of April 30, 2005, the components of net assets on a tax basis were as follows:

  Shares of beneficial interest                        $143,455,701
  Undistributed ordinary income                             123,803
  Capital loss carryforwards                            (74,569,722)
  Unrealized appreciation of investments                    571,762
                                                       ------------
  Net assets                                           $ 69,581,544
                                                       ============

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. $5,733,441 was utilized in 2004. Capital loss carryforwards remaining at October 31, 2004, will expire as follows: $30,261,322 expires in 2009, $28,063,955 expires in 2010 and
$18,785,096 expires in 2011.

For the six months ended April 30, 2005, the Fund had capital gains of $2,540,651, which may reduce the capital loss carryforwards.

5. CAPITAL SHARES
Transactions in capital shares were as follows:

                                                     Six Months        Year
                                                       Ended           Ended
                                                      4/30/05         10/31/04
Shares sold:
  Class A                                               289,646         870,429
  Class B                                               111,839         276,415
  Class C                                                79,985         219,979
  Class R                                                 7,084           9,544
  Institutional Class                                    31,312          95,287
                                                     ----------      ----------
                                                        519,866       1,471,654
                                                     ----------      ----------

Shares repurchased:
  Class A                                              (885,484)     (2,884,108)
  Class B                                              (564,483)     (1,088,990)
  Class C                                              (198,778)       (411,713)
  Class R                                                (3,922)         (3,842)
  Institutional Class                                   (48,981)     (2,288,547)
                                                     ----------      ----------
                                                     (1,701,648)     (6,677,200)
                                                     ----------      ----------
Net decrease                                         (1,181,782)     (5,205,546)
                                                     ==========      ==========

For the six months ended April 30, 2005, and the year ended October 31, 2004, 44,409 Class B shares were converted to 40,428 Class A shares valued at $457,996 and 66,273 Class B shares were converted to 60,609 Class A shares valued at $660,389, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the Statements of Changes in Net Assets.

6. LINE OF CREDIT
The Fund, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participates in a $183,100,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one-third of their net assets under the agreement. The Fund had no amounts outstanding as of April 30, 2005, or at any time during the period.

7. CREDIT AND MARKET RISKS
The Fund invests a significant portion of its assets in small- and mid- sized companies and may be subject to certain risks associated with ownership of securities of small- and mid-sized companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

8. CONTRACTUAL OBLIGATIONS
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.

OTHER                                                  DELAWARE U.S. GROWTH FUND
  FUND INFORMATION

The shareholders of Delaware U.S. Growth Fund (the "Trust") voted on the following proposals at the special meeting of shareholders on March 23, 2005 or as adjourned. The description of each proposal and number of shares voted are as follows:

1. To elect a Board of Trustees for the Trust.

                                  Shares Voted
                                 Shares Voted For        Withheld Authority
                                 ----------------        ------------------
Thomas L. Bennett                   4,002,628                 156,099
Jude T. Driscoll                    4,005,004                 153,723
John A. Fry                         4,004,484                 154,243
Anthony D. Knerr                    4,005,379                 153,348
Lucinda S. Landreth                 4,004,940                 153,788
Ann R. Leven                        4,004,195                 154,533
Thomas F. Madison                   4,001,660                 157,067
Janet L. Yeomans                    4,005,850                 152,878
J. Richard Zecher                   4,003,551                 155,177

2. To approve the use of a "manager of managers" structure whereby the investment manager of the fund of the Trust will be able to hire and replace subadvisers without shareholder approval.

                                  For        Against      Abstain   Broker Non-Votes
                                  ---        -------      -------   ----------------
Delaware U.S. Growth Fund      3,113,265     252,018      135,149      658,295

Delaware
Investments(R)
-----------------------------------
A member of Lincoln Financial Group

This semiannual report is for the information of Delaware U.S. Growth Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware U.S. Growth Fund and the Delaware Investments Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the Fund. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

BOARD OF TRUSTEES                                 AFFILIATED OFFICERS                       CONTACT INFORMATION
JUDE T. DRISCOLL                                  MICHAEL P. BISHOF                         INVESTMENT MANAGER
Chairman                                          Senior Vice President and                 Delaware Management Company
Delaware Investments Family of Funds              Chief Financial Officer                   Philadelphia, PA
Philadelphia, PA                                  Delaware Investments Family of Funds
                                                  Philadelphia, PA                          NATIONAL DISTRIBUTOR
THOMAS L. BENNETT                                                                           Delaware Distributors, L.P.
Private Investor                                  RICHELLE S. MAESTRO                       Philadelphia, PA
Rosemont, PA                                      Executive Vice President,
                                                  Chief Legal Officer and Secretary         SHAREHOLDER SERVICING, DIVIDEND
JOHN A. FRY                                       Delaware Investments Family of Funds      DISBURSING AND TRANSFER AGENT
President                                         Philadelphia, PA                          Delaware Service Company, Inc.
Franklin & Marshall College                                                                 2005 Market Street
Lancaster, PA                                     JOHN J. O'CONNOR                          Philadelphia, PA 19103-7094
                                                  Senior Vice President and Treasurer
ANTHONY D. KNERR                                  Delaware Investments Family of Funds      FOR SHAREHOLDERS
Managing Director                                 Philadelphia, PA                          800 523-1918
Anthony Knerr & Associates
New York, NY                                                                                FOR SECURITIES DEALERS AND FINANCIAL
                                                                                            INSTITUTIONS REPRESENTATIVES ONLY
LUCINDA S. LANDRETH                                                                         800 362-7500
Former Chief Investment Officer
Assurant, Inc.                                                                              WEB SITE
Philadelphia, PA                                                                            www.delawareinvestments.com

ANN R. LEVEN
Former Treasurer/Chief Fiscal Officer
National Gallery of Art
Washington, DC

THOMAS F. MADISON
President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

JANET L. YEOMANS
Vice President/Mergers & Acquisitions
3M Corporation
St. Paul, MN

J. RICHARD ZECHER
Founder
Investor Analytics
Scottsdale, AZ

--------------------------------------------------------------------------------
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918; (ii) on the Fund's Web site at http://www.delawareinvestments.com; and (iii) on the Commission's Web site at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund's Web site at http://www.delawareinvestments.com; and (ii) on the Commission's Web site at http://www.sec.gov.
--------------------------------------------------------------------------------


(9432)                                                        Printed in the USA
SA-101 [4/05] IVES 6/05 J05-05-082                                       PO10199

Item 2.  Code of Ethics

         Not applicable.

Item 3.  Audit Committee Financial Expert

         Not applicable.

Item 4. Principal Accountant Fees and Services

         Not applicable.

Item 5. Audit Committee of Listed Registrants

         Not applicable.

Item 6.  Schedule of Investments

         Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

         Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies

         Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

         Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

         Not applicable.

Item 11.  Controls and Procedures

         The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

         There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant's second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.  Exhibits

(a) (1) Code of Ethics

         Not applicable.

     (2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

     (3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

         Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.


                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT:  Delaware Group Adviser Funds

JUDE T. DRISCOLL
-------------------------------------
By:      Jude T. Driscoll
Title:   Chief Executive Officer
Date:    July 7, 2005

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


JUDE T. DRISCOLL
-------------------------------------
By:      Jude T. Driscoll
Title:   Chief Executive Officer
Date:    July 7, 2005

MICHAEL P. BISHOF
-------------------------------------
By:      Michael P. Bishof
Title:   Chief Financial Officer
Date:    July 7, 2005